UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
MFS SERIES TRUST IX
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30*
Date of reporting period:
October 31, 2024
*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Fund
Class A-MFBFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.76%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBA-SEM

MFS® Corporate Bond Fund
Class B-MFBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$78	1.51%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBB-SEM

MFS® Corporate Bond Fund
Class C-MFBCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$78	1.51%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBC-SEM

MFS® Corporate Bond Fund
Class I-MBDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.51%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBI-SEM

MFS® Corporate Bond Fund
Class R1-MFBGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$78	1.51%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR1-SEM

MFS® Corporate Bond Fund
Class R2-MBRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	1.01%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR2-SEM

MFS® Corporate Bond Fund
Class R3-MFBHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.76%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR3-SEM

MFS® Corporate Bond Fund
Class R4-MFBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.51%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR4-SEM

MFS® Corporate Bond Fund
Class R6-MFBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR6-SEM

MFS® Limited Maturity Fund
Class A-MQLFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$29	0.57%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLA-SEM

MFS® Limited Maturity Fund
Class B-MQLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.32%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLB-SEM

MFS® Limited Maturity Fund
Class C-MQLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.42%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLC-SEM

MFS® Limited Maturity Fund
Class I-MQLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.42%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLI-SEM

MFS® Limited Maturity Fund
Class R1-MQLGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.42%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR1-SEM

MFS® Limited Maturity Fund
Class R2-MLMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$42	0.82%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR2-SEM

MFS® Limited Maturity Fund
Class R3-MQLHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$34	0.67%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR3-SEM

MFS® Limited Maturity Fund
Class R4-MQLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$22	0.42%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR4-SEM

MFS® Limited Maturity Fund
Class R6-MQLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$18	0.35%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR6-SEM

MFS® Municipal Limited
Maturity Fund
Class A-MTLFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$30	0.59%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLA-SEM

MFS® Municipal Limited
Maturity Fund
Class B-MTLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.33%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLB-SEM

MFS® Municipal Limited
Maturity Fund
Class C-MTLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.43%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLC-SEM

MFS® Municipal Limited
Maturity Fund
Class I-MTLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.44%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLI-SEM

MFS® Municipal Limited
Maturity Fund
Class R6-MTLRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$18	0.36%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLR6-SEM

MFS® Total Return
Bond Fund
Class A-MRBFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$31	0.60%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFA-SEM

MFS® Total Return
Bond Fund
Class B-MRBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$70	1.35%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFB-SEM

MFS® Total Return
Bond Fund
Class C-MRBCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$75	1.45%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFC-SEM

MFS® Total Return
Bond Fund
Class I-MRBIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$23	0.45%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFI-SEM

MFS® Total Return
Bond Fund
Class R1-MRBGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$75	1.45%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR1-SEM

MFS® Total Return
Bond Fund
Class R2-MRRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.95%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR2-SEM

MFS® Total Return
Bond Fund
Class R3-MRBHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.70%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR3-SEM

MFS® Total Return
Bond Fund
Class R4-MRBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$23	0.45%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR4-SEM

MFS® Total Return
Bond Fund
Class R6-MRBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.36%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Total Return Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Fund
Portfolio of Investments − 10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$ 25,652,549
Boeing Co., 5.15%, 5/01/2030	7,084,000	6,991,468
Boeing Co., 6.528%, 5/01/2034 (n)	20,794,000	21,924,099
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,379,787
Boeing Co., 5.805%, 5/01/2050	14,572,000	13,743,761
TransDigm, Inc., 4.625%, 1/15/2029	28,133,000	26,715,845
		$101,407,509
Asset-Backed & Securitized – 18.6%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.023% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$ 10,538,654
ACREC 2021-FL1 Ltd., “D”, FLR, 7.524% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,844,228
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.545% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,426,549
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	12,774,000	12,875,474
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	14,833,000	14,893,008
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	27,348,714	27,167,594
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	16,039,323	15,920,598
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,817,890
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.868% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,329,676
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.768% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,783,795
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.118% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	4,063,816
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,467,919
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.01% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	39,467,376
AREIT 2022-CRE6 Trust, “B”, FLR, 6.74% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,876,464
AREIT 2022-CRE6 Trust, “C”, FLR, 7.04% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,010,707
AREIT 2022-CRE6 Trust, “D”, FLR, 7.74% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,240,671
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	3,652,532	3,689,130
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,331,040	133
Bayview Commercial Asset Trust, FLR, 5.317% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	78,311	75,759
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.432% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	331,330	562,479
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,296,609
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.15%, 12/15/2055	10,215,909	10,838,710
BDS 2021-FL7 Ltd., “B”, FLR, 6.374% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,125,499
BDS Ltd., 2024-FL13, “A”, FLR, 6.335% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,328,627
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,867,219
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.826% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,902,712
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	15,528,128
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,748,529
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,160,547
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,600,156
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.668% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	4,077,410
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,879,790	4,935,292
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	680,515	693,060
BXMT 2020-FL2 Ltd., “B”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,707,787
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.195% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	16,351,348
BXMT 2021-FL4 Ltd., “B”, FLR, 6.445% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	34,623,525
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	18,670,103
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.194%, 1/25/2037 (d)(q)	1,073,565	300,995
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	1,111,661	385,154
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	3,996,949	4,019,117
RBFFS-SEM
1

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$4,172,192	$ 4,165,684
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,702,403
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	18,211,583	18,080,735
Columbia Cent CLO 28 Ltd., “A-2-R”, FLR, 7.094% ((SOFR - 3mo. + 0.26161%) + 1.7%) 11/07/2030 (n)	28,014,809	28,042,376
Columbia Cent CLO 28 Ltd., “B-R”, 7.544%, 11/07/2030 (n)	17,835,205	17,870,590
Commercial Mortgage Pass-Through Certificates, 2014-LC19, “A4”, 3.183%, 2/10/2048	9,743,000	9,707,972
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,681,563
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,922,533
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,589,610
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,542,663
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,882,034
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,754,589
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,459,105
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	9,545,543	9,634,201
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	1,357,264	1,354,969
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,658,559
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	37,302,901	37,268,523
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	3,863,989	3,868,338
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.45%), 4/15/2029 (n)	14,975,000	15,000,457
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.944% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,529,056
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	1,191,516	1,191,706
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,839,601
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	5,182,790	5,233,973
Empire District Bondco LLC, 4.943%, 1/01/2033	8,221,000	8,213,682
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	9,567,320	9,731,696
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	6,045,000	6,045,227
GLGU 2023-1A Ltd., “B”, FLR, 7.617% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,273,611
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	5,385,254	5,450,421
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	66,637	69,362
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,347,018
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.594% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,970,880
IMPAC CMB Trust, FLR, 5.592% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	9,232	9,076
IMPAC CMB Trust, FLR, 5.772% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	4,616	4,558
IMPAC Secured Assets Corp., FLR, 5.552% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	29,465	26,549
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	9,396,724	9,375,339
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,713,525
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,905,775
JPMorgan Chase Commercial Mortgage Securities Corp., 5.76%, 7/15/2042 (n)	4,697	4,743
KKR Static CLO I Ltd., 2022-1A, “BR”, FLR, 6.632% (SOFR - 3mo. + 2%), 7/20/2031 (n)	24,361,375	24,385,639
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	3,189,431	3,198,407
LCCM 2021-FL2 Trust, “C”, FLR, 7.068% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	8,041,977
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.668% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	23,147,193
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,343,004
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.818% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,136,500
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.879% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,281,451
Magnetite XXXIX Ltd., 2023-39A, “B”, FLR, 6.776% (SOFR - 3mo. + 2.15%), 10/25/2033 (n)	6,000,000	6,005,442
Merrill Lynch Mortgage Investors, Inc., 4.008%, 2/25/2037 (a)(d)	1,743,537	201,640
MF1 2020-FL4 Ltd., “AS”, FLR, 6.995% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	10,615,000	10,555,278
MF1 2021-FL5 Ltd., “C”, FLR, 6.595% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,539,616
MF1 2022-FL8 Ltd., “C”, FLR, 6.959% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,303,746
MF1 2022-FL8 Ltd., “D”, FLR, 7.409% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,886,013
MF1 2023-FL12 LLC, FLR, “A”, 6.825% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	32,799,000	32,891,264
MF1 2024-FL14 LLC, “AS”, FLR, 6.999% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,525,952
MF1 2024-FL16 Ltd., “AS”, FLR, 6.692% (SOFR - 1mo. + 1.942%), 11/18/2029 (n)	22,975,592	22,925,319
2

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL5 Ltd., “AS”, FLR, 6.821% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	$20,521,000	$ 20,508,142
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.516% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	5,857,726	5,859,794
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,058,564
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	15,347,985	15,442,633
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,150,067
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.768% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,677,960
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 6.929%, 4/20/2034 (n)	9,973,559	10,007,220
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.318% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	19,990,600
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.963% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,943,999
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.643% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,780,750	16,831,831
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.243% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	22,979,914	23,032,308
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	10,916,001	10,874,170
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	15,533,678	15,629,449
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	15,167,231
Ownit Mortgage Loan Asset-Backed Certificates, 3.149%, 10/25/2035	443,441	243,764
PFP III 2024-11 Ltd., “11A”, 6.651% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	31,434,974	31,507,620
Preferred Term Securities XIX Ltd., CDO, FLR, 5.558% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,607,646	1,535,302
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.052% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	5,795,000	5,733,050
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.802% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,709,098
Residential Funding Mortgage Securities, Inc., FGIC, 3.716%, 12/25/2035 (d)(q)	137,728	2,803
Rockford Tower CLO 2020-1A, Ltd., “BR”, FLR, 6.717% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	16,776,809	16,853,747
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.974% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	11,032,348
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.96% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,909,152
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.21% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,089,290
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,207,195	2,219,869
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,610,402	4,633,605
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	31,672,057
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,707,208
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.506% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	28,707,969	28,735,041
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	8,636,551	8,642,576
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	6,217,927	6,202,912
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,202,780
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.868% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,480,577
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.218% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,973,189
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,321,697
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,445,919
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,319,504
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,682,150
		$1,503,732,816
Automotive – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$ 12,132,203
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$13,841,000	$ 11,045,695
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	15,963,734
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	8,141,477
		$35,150,906
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$ 12,363,540
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	23,902,563
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,104,438
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,163,722
3

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 6.75%, 11/17/2028	$6,057,000	$ 6,384,207
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	20,403,093
LPL Holdings, Inc., 6%, 5/20/2034	11,107,000	11,331,250
		$109,652,813
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$ 23,547,377
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	19,725,000	17,123,071
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,909,895
		$49,580,343
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$ 8,552,505
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	18,472,991
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,377,415
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,312,891
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	21,023,565
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,948,599
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,950,000	28,738,133
		$109,426,099
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$ 26,246,673
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,430,498
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	28,791,467
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,102,712
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,262,328
		$73,833,678
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$ 25,089,076
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$ 24,274,140
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$ 7,017,006
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	25,810,874
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	16,895,195
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,236,863
		$70,959,938
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$ 14,123,123
Consumer Services – 0.3%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$25,002,000	$ 21,904,695
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$ 18,808,823
4

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.3%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$12,875,000	$ 10,578,860
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,537,320
		$22,116,180
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$10,583,000	$ 10,298,730
EQT Corp., 5%, 1/15/2029	5,901,000	5,829,940
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,159,995
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,842,000	15,935,410
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	11,524,051
		$49,748,126
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$ 13,305,652
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	27,287,468
		$40,593,120
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$ 12,812,737
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,445,168
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,406,788
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,616,923
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,334,488
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,797,098
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,692,300
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	1,914,151
		$59,019,653
Food & Beverages – 0.7%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$20,690,000	$ 20,647,569
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	19,280,000	19,360,668
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,602,955
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	5,755,000	5,378,547
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,383,427
		$56,373,166
Gaming & Lodging – 0.3%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$ 11,558,762
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,043,381
		$26,602,143
Insurance – 0.6%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$ 14,617,135
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,274,694
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,568,310
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,574,399
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	13,798,000	14,490,997
		$49,525,535
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$ 20,019,090
5

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$ 19,222
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,564,202
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,858,788
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,337,061
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,510,896
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,745,413
Hub International Ltd., 7.25%, 6/15/2030 (n)	17,651,000	18,240,949
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,165,116
		$81,441,647
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$ 9,747,472
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$ 16,321,564
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	5,473,000	5,545,756
		$21,867,320
Major Banks – 7.6%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$ 6,779,179
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,670,795
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	35,271,319
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	39,013,311
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,898,203
Bank of America Corp., 6.1%, 9/17/2171	15,392,000	15,371,980
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,790,332
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,765,659
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	14,535,549
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,148,857
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,260,472
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,598,366
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	21,934,065
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,666,063
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,270,838
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,970,482
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	22,667,478
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,782,280
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,678,936
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,366,168
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,039,946
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,708,869
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,794,705
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,892,210
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	26,855,625
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,526,274
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,931,325
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,295,991
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,356,279
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,951,351
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,696,643
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	32,742,963
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	25,364,461
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,580,052
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,241,729
6

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	$45,462,000	$ 40,327,405
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,999,450
		$617,745,610
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$ 21,008,332
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,266,516
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	6,935,425
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,113,165
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,122,724
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,671,356
HCA, Inc., 4.375%, 3/15/2042	14,385,000	12,023,532
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	13,903,811
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	12,247,800
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,469,866
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,523,422
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	23,366,397
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,103,831
		$135,756,177
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$ 13,804,680
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$ 9,801,970
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	15,357,004
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,977,283
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,469,911
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	22,408,000	20,399,255
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	15,090,880
Novelis Corp., 3.875%, 8/15/2031 (n)	21,583,000	18,954,620
		$108,050,923
Midstream – 2.2%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$ 6,647,630
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,877,412
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,442,649
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,885,095
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	17,964,698
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,417,016
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,348,868
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,137,670
MPLX LP, 4.95%, 3/14/2052	27,389,000	23,594,036
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	30,918,807
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,767,976
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	19,006,350
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,881,432
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,654,427
		$178,544,066
7

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 20.2%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$18,334,462	$ 17,914,359
Fannie Mae, 2.637%, 12/25/2026	7,571,380	7,279,526
Fannie Mae, 3.95%, 1/01/2027	556,603	550,672
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	25,764,849	23,681,278
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	23,941,677	21,340,934
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,322,503	1,994,941
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	35,542	36,388
Fannie Mae, 3%, 2/25/2033 (i)	899,190	67,298
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	3,478,181	3,528,132
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,823,898	3,827,315
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,493,790	1,543,516
Fannie Mae, 3.25%, 5/25/2040	277,055	260,262
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	31,698,621	30,104,304
Fannie Mae, 2%, 4/25/2046	557,634	509,882
Fannie Mae, 4%, 7/25/2046 (i)	1,093,968	206,500
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 8/01/2052	212,336,027	178,475,844
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	77,102,311	67,093,625
Fannie Mae, UMBS, 2%, 2/01/2037 - 10/01/2052	185,435,908	154,745,201
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	934,706	752,838
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	28,060,726	27,866,971
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2053	26,907,767	24,119,471
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2054	12,740,155	12,134,718
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	36,494,927	35,516,235
Fannie Mae, UMBS, 6%, 2/01/2053 - 10/01/2054	20,571,252	20,788,780
Fannie Mae, UMBS, 4%, 3/01/2053 - 8/01/2054	11,335,861	10,476,906
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 1/01/2054	13,449,163	13,726,782
Freddie Mac, 2.67%, 12/25/2024	2,596,507	2,586,736
Freddie Mac, 2.811%, 1/25/2025	6,001,838	5,971,856
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,453,076	3,287,510
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,315,756	4,223,828
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,840,685
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,604,134
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	20,992,938	18,658,106
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,906,904
Freddie Mac, 1.089%, 7/25/2029 (i)	12,560,635	536,392
Freddie Mac, 1.14%, 8/25/2029 (i)	22,094,333	996,750
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	557,128
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	773,968	784,110
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	462,353	474,457
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,792,422	1,797,377
Freddie Mac, 5.5%, 2/15/2036 (i)	194,517	32,665
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	16,096,782	14,802,276
Freddie Mac, 4.5%, 12/15/2040 (i)	92,483	8,590
Freddie Mac, 4%, 8/15/2044 (i)	192,170	18,408
Freddie Mac, UMBS, 3%, 11/01/2034 - 3/01/2053	51,488,943	45,288,390
Freddie Mac, UMBS, 2%, 9/01/2036 - 10/01/2052	191,440,953	153,336,640
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2053	4,842,956	4,711,415
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2053	58,017,442	48,366,085
Freddie Mac, UMBS, 6.5%, 5/01/2043 - 9/01/2054	24,497,850	25,005,186
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 12/01/2053	51,671,872	46,297,785
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 9/01/2053	11,215,804	10,656,413
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2054	14,796,342	14,705,660
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	40,026,189	40,286,952
Ginnie Mae, 5.5%, 11/15/2032 - 8/20/2054	44,911,674	44,730,897
8

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	$62,897,080	$ 60,323,803
Ginnie Mae, 6%, 2/15/2034 - 6/20/2054	10,287,829	10,385,722
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	38,549,254	35,951,682
Ginnie Mae, 3.5%, 11/15/2040 - 6/20/2052	42,101,574	38,224,617
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	62,441,165	54,953,193
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	51,377,258	43,542,778
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	52,852,449	43,144,386
Ginnie Mae, 5%, 12/20/2052 - 5/20/2053	26,633,122	26,051,140
Ginnie Mae, 7%, 12/20/2053	377,532	386,663
Ginnie Mae, TBA, 2.5%, 11/15/2054	23,625,000	20,011,051
Ginnie Mae, TBA, 5%, 11/15/2054 - 12/15/2054	41,500,000	40,525,698
Ginnie Mae, TBA, 6.5%, 11/15/2054	8,475,000	8,609,991
Ginnie Mae, TBA, 7%, 11/15/2054	925,000	945,081
Ginnie Mae, TBA, 6%, 12/15/2054	13,400,000	13,477,521
UMBS, TBA, 2.5%, 11/25/2039 - 12/25/2054	56,869,735	48,002,126
UMBS, TBA, 2%, 12/25/2039 - 12/25/2054	3,200,000	2,635,762
UMBS, TBA, 3%, 11/25/2054	2,175,000	1,872,211
UMBS, TBA, 4.5%, 11/25/2054	17,475,000	16,589,107
		$1,638,648,545
Municipals – 1.0%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$ 14,145,657
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,523,569
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	1,130,000	1,125,024
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,012,488
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,635,762
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,375,045
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,629,164
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	18,118,960
		$79,565,669
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$ 17,386,000
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,331,063
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,281,752
		$45,998,815
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$2,031,000	$ 1,970,508
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$ 4,241,179
Other Banks & Diversified Financials – 1.5%
BPCE S.A., 4.5%, 3/15/2025 (n)	$7,743,000	$ 7,714,048
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	36,754,878
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	23,462,681
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	54,880,256
		$122,811,863
Pharmaceuticals – 0.2%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$20,486,000	$ 19,410,725
9

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.6%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$ 24,392,922
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	21,139,398
		$45,532,320
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$ 25,509,443
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$13,567,000	$ 13,803,853
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$29,558,000	$ 27,046,918
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$ 15,165,997
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$ 23,451,429
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	22,509,536
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,916,633
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	24,976,709
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,072,995
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,965,049
		$94,892,351
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$ 2,459,117
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	25,721,636
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,606,710
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,095,910
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,450,906
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,693,377
		$84,027,656
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$ 10,482,998
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,815,708
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,581,364
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,232,719
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,183,841	4,814,693
		$33,927,482
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.57%, 6/01/2025	$23,840	$ 23,801
Small Business Administration, 4.76%, 9/01/2025	73,114	72,455
Small Business Administration, 5.39%, 12/01/2025	6,777	6,763
Small Business Administration, 5.35%, 2/01/2026	41,702	41,452
Small Business Administration, 3.25%, 11/01/2030	456,755	438,987
Small Business Administration, 2.85%, 9/01/2031	741,343	698,236
Small Business Administration, 2.37%, 8/01/2032	515,089	476,345
Small Business Administration, 2.13%, 1/01/2033	1,005,977	921,941
Small Business Administration, 2.21%, 2/01/2033	248,539	228,788
Small Business Administration, 2.22%, 3/01/2033	795,922	730,324
10

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.08%, 4/01/2033	$1,601,656	$ 1,461,953
Small Business Administration, 2.45%, 6/01/2033	1,920,757	1,769,811
Small Business Administration, 3.15%, 7/01/2033	2,107,357	1,988,323
Small Business Administration, 3.16%, 8/01/2033	2,320,259	2,191,200
Small Business Administration, 3.62%, 9/01/2033	1,096,308	1,050,130
		$12,100,509
U.S. Treasury Obligations – 23.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$ 16,881,211
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	47,557,149
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	45,275,098
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	45,455,547
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	46,123,873
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	99,274,882
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	182,148,508
U.S. Treasury Bonds, 4.5%, 2/15/2044	69,700,000	68,937,656
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	21,113,705
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	24,786,813
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,947,147
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	15,273,250
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	73,397,937
U.S. Treasury Bonds, 4.75%, 11/15/2053	59,500,000	62,047,344
U.S. Treasury Bonds, 4.25%, 2/15/2054	83,900,000	80,648,875
U.S. Treasury Notes, 0.875%, 6/30/2026	76,000,000	71,968,437
U.S. Treasury Notes, 4.375%, 12/15/2026	216,000,000	216,953,437
U.S. Treasury Notes, 4%, 1/15/2027	108,100,000	107,766,410
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	432,000,000	431,780,626
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	64,114,735
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	93,277,290
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	38,719,922
U.S. Treasury Notes, 4.25%, 6/30/2029	50,000,000	50,173,828
		$1,924,623,680
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$ 14,434,020
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	17,955,477
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,946,119
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,919,319
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,748,091
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,462,390
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	25,606,026
		$120,071,442
Total Bonds (Identified Cost, $8,407,723,396)		$7,970,380,025
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $215,327,631)	215,318,631	$ 215,340,163
Other Assets, Less Liabilities – (1.0)%		(83,631,181)
Net Assets – 100.0%		$8,102,089,007
11

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $215,340,163 and $7,970,380,025, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,018,750,868, representing 24.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 10/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,375	$283,174,804	December – 2024	$(2,492,144)
U.S. Treasury Note 5 yr	Long	USD	2,638	282,884,281	December – 2024	(6,371,562)
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	218,210,625	December – 2024	(15,125,443)
U.S. Treasury Ultra Note 10 yr	Long	USD	943	107,266,250	December – 2024	(3,286,274)
						$(27,275,423)
At October 31, 2024, the fund had liquid securities with an aggregate value of $18,268,181 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
12

MFS Total Return Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $8,407,723,396)	$7,970,380,025
Investments in affiliated issuers, at value (identified cost, $215,327,631)	215,340,163
Cash	4,210
Restricted cash for MBS/TBA	3,253,000
Receivables for
Investments sold	42,149,600
TBA sale commitments	90,953,214
Fund shares sold	10,671,639
Interest and dividends	63,732,894
Receivable from investment adviser	48,715
Other assets	35,499
Total assets	$8,396,568,959
Liabilities
Payables for
Distributions	$2,390,617
Net daily variation margin on open futures contracts	535,901
Investments purchased	37,496,513
TBA purchase commitments	247,478,231
Fund shares reacquired	5,240,748
Payable to affiliates
Administrative services fee	3,369
Shareholder servicing costs	1,110,397
Distribution and service fees	22,656
Accrued expenses and other liabilities	201,520
Total liabilities	$294,479,952
Net assets	$8,102,089,007
Net assets consist of
Paid-in capital	$9,163,550,974
Total distributable earnings (loss)	(1,061,461,967)
Net assets	$8,102,089,007
Shares of beneficial interest outstanding	852,017,117
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,388,410,677	251,184,832	$9.51
Class B	1,255,478	131,800	9.53
Class C	28,652,415	3,009,114	9.52
Class I	1,713,897,546	180,262,327	9.51
Class R1	1,390,415	145,999	9.52
Class R2	13,040,825	1,371,525	9.51
Class R3	80,068,980	8,421,887	9.51
Class R4	41,207,510	4,332,160	9.51
Class R6	3,834,165,161	403,157,473	9.51
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.93 [100 / 95.75 x $9.51]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

MFS Total Return Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/24 (unaudited) Net investment income (loss)
Income
Interest	$177,267,827
Dividends from affiliated issuers	7,870,117
Other	343,121
Total investment income	$185,481,065
Expenses
Management fee	$15,751,564
Distribution and service fees	3,258,238
Shareholder servicing costs	2,108,615
Administrative services fee	309,906
Independent Trustees' compensation	64,468
Custodian fee	136,465
Shareholder communications	278,542
Audit and tax fees	48,810
Legal fees	19,572
Miscellaneous	232,263
Total expenses	$22,208,443
Fees paid indirectly	(4,324)
Reduction of expenses by investment adviser and distributor	(3,918,710)
Net expenses	$18,285,409
Net investment income (loss)	$167,195,656
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(40,723,912)
Affiliated issuers	32,122
Futures contracts	21,847,156
Net realized gain (loss)	$(18,844,634)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$286,785,023
Affiliated issuers	11,702
Futures contracts	(211,165)
Net unrealized gain (loss)	$286,585,560
Net realized and unrealized gain (loss)	$267,740,926
Change in net assets from operations	$434,936,582
See Notes to Financial Statements
14

MFS Total Return Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24
Change in net assets
From operations
Net investment income (loss)	$167,195,656	$310,000,976
Net realized gain (loss)	(18,844,634)	(176,193,379)
Net unrealized gain (loss)	286,585,560	(116,677,655)
Change in net assets from operations	$434,936,582	$17,129,942
Total distributions to shareholders	$(166,385,391)	$(316,262,536)
Change in net assets from fund share transactions	$223,949,002	$643,704,354
Total change in net assets	$492,500,193	$344,571,760
Net assets
At beginning of period	7,609,588,814	7,265,017,054
At end of period	$8,102,089,007	$7,609,588,814
See Notes to Financial Statements
15

MFS Total Return Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.08	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.38	$0.32	$0.20	$0.24	$0.30
Net realized and unrealized gain (loss)	0.33	(0.37)	(0.42)	(1.13)	0.27	0.47
Total from investment operations	$0.52	$0.01	$(0.10)	$(0.93)	$0.51	$0.77
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.39)	$(0.33)	$(0.21)	$(0.28)	$(0.31)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.19)	$(0.39)	$(0.33)	$(0.35)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$9.51	$9.18	$9.56	$9.99	$11.27	$11.08
Total return (%) (r)(s)(t)(x)	5.71(n)	0.09	(0.95)	(8.46)	4.55	7.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.60(a)	0.60	0.60	0.60	0.62	0.67
Net investment income (loss)	4.04(a)	4.07	3.30	1.84	2.07	2.69
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$2,388,411	$2,274,215	$2,262,535	$2,426,564	$2,969,273	$2,458,183
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
16

MFS Total Return Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.20	$9.58	$10.01	$11.29	$11.10	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.24	$0.12	$0.15	$0.22
Net realized and unrealized gain (loss)	0.33	(0.37)	(0.41)	(1.13)	0.27	0.47
Total from investment operations	$0.49	$(0.06)	$(0.17)	$(1.01)	$0.42	$0.69
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.26)	$(0.13)	$(0.19)	$(0.23)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.16)	$(0.32)	$(0.26)	$(0.27)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$9.53	$9.20	$9.58	$10.01	$11.29	$11.10
Total return (%) (r)(s)(t)(x)	5.31(n)	(0.66)	(1.68)	(9.13)	3.77	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.53	1.51	1.52	1.54
Expenses after expense reductions (f)	1.35(a)	1.35	1.35	1.35	1.37	1.42
Net investment income (loss)	3.31(a)	3.31	2.52	1.09	1.35	1.97
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$1,255	$1,886	$3,384	$4,618	$6,865	$9,963
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
17

MFS Total Return Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.19	$9.57	$10.01	$11.28	$11.10	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.23	$0.11	$0.14	$0.20
Net realized and unrealized gain (loss)	0.33	(0.37)	(0.42)	(1.12)	0.26	0.48
Total from investment operations	$0.48	$(0.07)	$(0.19)	$(1.01)	$0.40	$0.68
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.25)	$(0.12)	$(0.18)	$(0.22)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.15)	$(0.31)	$(0.25)	$(0.26)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$9.52	$9.19	$9.57	$10.01	$11.28	$11.10
Total return (%) (r)(s)(t)(x)	5.27(n)	(0.76)	(1.88)	(9.14)	3.57	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.53	1.51	1.52	1.55
Expenses after expense reductions (f)	1.45(a)	1.45	1.45	1.45	1.47	1.52
Net investment income (loss)	3.19(a)	3.21	2.39	0.99	1.25	1.85
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$28,652	$29,563	$36,253	$56,980	$77,610	$99,437
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
18

MFS Total Return Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.09	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.39	$0.33	$0.22	$0.25	$0.31
Net realized and unrealized gain (loss)	0.33	(0.37)	(0.42)	(1.13)	0.26	0.49
Total from investment operations	$0.53	$0.02	$(0.09)	$(0.91)	$0.51	$0.80
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.40)	$(0.34)	$(0.23)	$(0.29)	$(0.33)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.20)	$(0.40)	$(0.34)	$(0.37)	$(0.33)	$(0.33)
Net asset value, end of period (x)	$9.51	$9.18	$9.56	$9.99	$11.27	$11.09
Total return (%) (r)(s)(t)(x)	5.79(n)	0.24	(0.80)	(8.32)	4.61	7.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.53	0.51	0.52	0.54
Expenses after expense reductions (f)	0.45(a)	0.45	0.45	0.45	0.47	0.52
Net investment income (loss)	4.18(a)	4.21	3.43	1.99	2.22	2.84
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$1,713,898	$1,568,577	$1,361,313	$1,617,089	$1,651,206	$1,513,495
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
19

MFS Total Return Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.20	$9.57	$10.01	$11.28	$11.10	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.23	$0.11	$0.14	$0.20
Net realized and unrealized gain (loss)	0.32	(0.36)	(0.42)	(1.12)	0.26	0.48
Total from investment operations	$0.47	$(0.06)	$(0.19)	$(1.01)	$0.40	$0.68
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.25)	$(0.12)	$(0.18)	$(0.22)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.15)	$(0.31)	$(0.25)	$(0.26)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$9.52	$9.20	$9.57	$10.01	$11.28	$11.10
Total return (%) (r)(s)(t)(x)	5.15(n)	(0.65)	(1.88)	(9.14)	3.57	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.53	1.51	1.52	1.54
Expenses after expense reductions (f)	1.45(a)	1.45	1.45	1.45	1.47	1.52
Net investment income (loss)	3.18(a)	3.22	2.45	0.99	1.22	1.87
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$1,390	$1,271	$1,279	$1,641	$1,812	$1,656
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
20

MFS Total Return Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.08	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.28	$0.16	$0.20	$0.26
Net realized and unrealized gain (loss)	0.33	(0.38)	(0.42)	(1.13)	0.27	0.47
Total from investment operations	$0.51	$(0.03)	$(0.14)	$(0.97)	$0.47	$0.73
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.35)	$(0.29)	$(0.17)	$(0.24)	$(0.27)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.18)	$(0.35)	$(0.29)	$(0.31)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$9.51	$9.18	$9.56	$9.99	$11.27	$11.08
Total return (%) (r)(s)(t)(x)	5.53(n)	(0.27)	(1.29)	(8.79)	4.19	6.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.03	1.03	1.01	1.02	1.04
Expenses after expense reductions (f)	0.95(a)	0.95	0.95	0.95	0.97	1.02
Net investment income (loss)	3.69(a)	3.72	2.94	1.49	1.74	2.36
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$13,041	$12,556	$14,215	$16,565	$25,398	$27,083
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
21

MFS Total Return Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.08	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.37	$0.31	$0.19	$0.23	$0.29
Net realized and unrealized gain (loss)	0.33	(0.37)	(0.42)	(1.13)	0.26	0.47
Total from investment operations	$0.52	$0.00(w)	$(0.11)	$(0.94)	$0.49	$0.76
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.38)	$(0.32)	$(0.20)	$(0.26)	$(0.30)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.19)	$(0.38)	$(0.32)	$(0.34)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$9.51	$9.18	$9.56	$9.99	$11.27	$11.08
Total return (%) (r)(s)(t)(x)	5.66(n)	(0.02)	(1.04)	(8.55)	4.44	7.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.70(a)	0.70	0.70	0.70	0.72	0.77
Net investment income (loss)	3.93(a)	3.97	3.19	1.75	1.98	2.60
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$80,069	$69,406	$68,213	$79,389	$57,652	$54,433
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
22

MFS Total Return Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.09	$10.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.39	$0.33	$0.22	$0.26	$0.31
Net realized and unrealized gain (loss)	0.33	(0.37)	(0.42)	(1.13)	0.25	0.48
Total from investment operations	$0.53	$0.02	$(0.09)	$(0.91)	$0.51	$0.79
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.40)	$(0.34)	$(0.23)	$(0.29)	$(0.33)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.20)	$(0.40)	$(0.34)	$(0.37)	$(0.33)	$(0.33)
Net asset value, end of period (x)	$9.51	$9.18	$9.56	$9.99	$11.27	$11.09
Total return (%) (r)(s)(t)(x)	5.79(n)	0.24	(0.80)	(8.32)	4.61	7.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.53	0.51	0.52	0.54
Expenses after expense reductions (f)	0.45(a)	0.45	0.45	0.45	0.47	0.52
Net investment income (loss)	4.19(a)	4.22	3.45	1.98	2.23	2.85
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$41,208	$38,952	$47,748	$50,056	$127,449	$131,629
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—

See Notes to Financial Statements
23

MFS Total Return Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.09	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.40	$0.34	$0.23	$0.26	$0.32
Net realized and unrealized gain (loss)	0.32	(0.37)	(0.42)	(1.13)	0.26	0.49
Total from investment operations	$0.53	$0.03	$(0.08)	$(0.90)	$0.52	$0.81
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.41)	$(0.35)	$(0.24)	$(0.30)	$(0.34)
From net realized gain	—	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.20)	$(0.41)	$(0.35)	$(0.38)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$9.51	$9.18	$9.56	$9.99	$11.27	$11.09
Total return (%) (r)(s)(t)(x)	5.84(n)	0.33	(0.70)	(8.23)	4.71	7.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42(a)	0.43	0.43	0.42	0.43	0.45
Expenses after expense reductions (f)	0.36(a)	0.35	0.35	0.35	0.37	0.42
Net investment income (loss)	4.28(a)	4.31	3.56	2.09	2.31	2.95
Portfolio turnover rate	45(n)	76	97	185	188	144
Net assets at end of period (000 omitted)	$3,834,165	$3,613,162	$3,470,078	$3,359,986	$3,320,149	$2,535,200
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	13(n)	44	—	—	—	—
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
25

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,936,724,189	$—	$1,936,724,189
Non - U.S. Sovereign Debt	—	9,747,472	—	9,747,472
Municipal Bonds	—	79,565,669	—	79,565,669
U.S. Corporate Bonds	—	2,034,087,226	—	2,034,087,226
Residential Mortgage-Backed Securities	—	1,795,684,115	—	1,795,684,115
Commercial Mortgage-Backed Securities	—	492,220,901	—	492,220,901
Asset-Backed Securities (including CDOs)	—	854,476,345	—	854,476,345
Foreign Bonds	—	767,874,108	—	767,874,108
Mutual Funds	215,340,163	—	—	215,340,163
Total	$215,340,163	$7,970,380,025	$—	$8,185,720,188
Other Financial Instruments
Futures Contracts – Liabilities	$(27,275,423)	$—	$—	$(27,275,423)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
26

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(27,275,423)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$21,847,156
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(211,165)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
27

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
28

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$316,262,536
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$8,643,361,715
Gross appreciation	44,057,644
Gross depreciation	(501,699,171)
Net unrealized appreciation (depreciation)	$(457,641,527)
As of 4/30/24
Undistributed ordinary income	19,300,373
Capital loss carryforwards	(578,497,683)
Other temporary differences	(26,501,640)
Net unrealized appreciation (depreciation)	(744,314,208)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(218,523,398)
Long-Term	(359,974,285)
Total	$(578,497,683)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
29

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/24	Year ended 4/30/24
Class A	$47,756,729	$93,459,417
Class B	26,744	91,659
Class C	468,922	1,095,555
Class I	34,541,553	60,982,122
Class R1	21,492	42,374
Class R2	245,899	494,468
Class R3	1,545,336	2,770,638
Class R4	857,804	1,906,787
Class R6	80,920,912	155,419,516
Total	$166,385,391	$316,262,536
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this management fee reduction amounted to $1,256,812, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this management fee reduction amounted to $526,966, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this reduction amounted to $948,371, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,195 for the six months ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
30

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,964,415
Class B	0.75%	0.25%	1.00%	0.90%	8,142
Class C	0.75%	0.25%	1.00%	1.00%	147,260
Class R1	0.75%	0.25%	1.00%	1.00%	6,748
Class R2	0.25%	0.25%	0.50%	0.50%	33,365
Class R3	—	0.25%	0.25%	0.25%	98,308
Total Distribution and Service Fees					$3,258,238
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2024 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2024, this waiver amounted to $1,185,749 and $812 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended October 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2024, were as follows:
Amount
Class A	$34,013
Class B	377
Class C	2,763
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2024, the fee was $74,334, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,034,281.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.0077% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
31

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$54
8/19/2024	Redemption	Class I	3	30
8/19/2024	Redemption	Class R1	3	31
8/19/2024	Redemption	Class R2	3	29
8/19/2024	Redemption	Class R3	3	30
8/19/2024	Redemption	Class R4	3	29
(4)  Portfolio Securities
For the six months ended October 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,148,520,852	$3,174,070,852
Non-U.S. Government securities	507,824,141	309,095,764
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,923,703	$200,257,995	47,926,461	$446,713,776
Class B	924	9,046	16,186	150,087
Class C	454,881	4,376,425	768,395	7,146,301
Class I	30,695,401	293,959,579	73,358,649	680,994,863
Class R1	19,373	185,663	29,490	275,307
Class R2	151,264	1,440,752	295,610	2,756,984
Class R3	1,252,453	11,749,349	1,722,112	16,053,693
Class R4	505,125	4,828,186	1,149,026	10,689,291
Class R6	33,356,878	318,761,222	77,349,777	720,656,317
	87,360,002	$835,568,217	202,615,706	$1,885,436,619
Shares issued to shareholders in reinvestment of distributions
Class A	4,834,784	$46,058,178	9,712,167	$90,373,190
Class B	2,796	26,640	9,524	88,752
Class C	43,351	413,344	105,892	986,567
Class I	2,689,393	25,615,857	4,912,455	45,722,558
Class R1	2,252	21,492	4,543	42,331
Class R2	25,643	244,319	52,849	491,848
Class R3	162,218	1,545,336	297,560	2,769,096
Class R4	70,724	673,951	141,752	1,319,025
Class R6	8,248,027	78,586,111	16,294,916	151,653,413
	16,079,188	$153,185,228	31,531,658	$293,446,780
32

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(22,303,022)	$(212,377,746)	(46,587,620)	$(433,136,904)
Class B	(77,032)	(737,466)	(173,948)	(1,618,241)
Class C	(704,534)	(6,725,091)	(1,445,668)	(13,468,926)
Class I	(23,999,048)	(228,669,090)	(49,796,134)	(463,548,761)
Class R1	(13,874)	(130,180)	(29,338)	(270,552)
Class R2	(173,107)	(1,656,077)	(467,845)	(4,360,414)
Class R3	(553,656)	(5,278,939)	(1,594,924)	(14,906,940)
Class R4	(485,267)	(4,626,037)	(2,042,373)	(19,127,337)
Class R6	(31,959,115)	(304,603,817)	(63,069,035)	(584,740,970)
	(80,268,655)	$(764,804,443)	(165,206,885)	$(1,535,179,045)
Net change
Class A	3,455,465	$33,938,427	11,051,008	$103,950,062
Class B	(73,312)	(701,780)	(148,238)	(1,379,402)
Class C	(206,302)	(1,935,322)	(571,381)	(5,336,058)
Class I	9,385,746	90,906,346	28,474,970	263,168,660
Class R1	7,751	76,975	4,695	47,086
Class R2	3,800	28,994	(119,386)	(1,111,582)
Class R3	861,015	8,015,746	424,748	3,915,849
Class R4	90,582	876,100	(751,595)	(7,119,021)
Class R6	9,645,790	92,743,516	30,575,658	287,568,760
	23,170,535	$223,949,002	68,940,479	$643,704,354
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2030 fund were the owners of record of approximately 7%, 7%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2024, the fund’s commitment fee and interest expense were $19,113 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2024:
33

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$316,826,471	$681,287,588	$782,817,720	$32,122	$11,702	$215,340,163
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,870,117	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
34

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
35

MFS Total Return Bond Fund
Board Review of Investment Advisory Agreement
MFS Total Return Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
36

MFS Total Return Bond Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
37

MFS Municipal Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Limited Maturity Fund
Portfolio of Investments − 10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Alabama – 4.6%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$ 1,247,227
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,647,558
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	1,000,000	1,009,592
Auburn University, General Fee Rev., “A”, 4%, 6/01/2035	435,000	435,595
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,041,935
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	6,203,818
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	5,665,000	6,047,368
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,424,569
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	4,032,683
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,315,653
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	858,018
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	646,732
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,176,908
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2025	1,500,000	1,517,369
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,542,927
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,306,365
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “A”, 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,942,881
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	11,064,857
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	750,688
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	796,121
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	1,140,000	1,152,688
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,132,406
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,164,365
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,656,017
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,699,714
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,294,779
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,933,073
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	149,984
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	103,117
		$118,295,007
Alaska – 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	$650,000	$ 650,230
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	4,500,000	4,772,199
		$5,422,429
Arizona – 3.2%
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2025	$145,000	$ 146,312
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	165,908
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	131,123
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	132,358
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	143,756
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	133,598
Arizona Industrial Development Authority Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,407,902
MTLFS-SEM

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	$1,033,000	$ 1,058,719
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	1,000,000	1,004,268
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	18,845,000	19,298,073
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,081,408
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,410,888
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,220,471
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	549,212
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,153,528
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	741,554
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	405,000	360,692
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	675,000	685,325
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	174,700
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	200,966
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	201,833
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	328,615
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	252,998
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	428,051
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	270,000	269,365
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	855,000	840,286
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	5,315,000	5,936,989
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.25%, 12/01/2035 (Put Date 8/01/2024)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,135,947
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	619,038
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	156,336
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,711,746
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	6,295,000	6,989,901
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	224,864
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	273,905
		$81,570,635
Arkansas – 0.3%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$ 6,683,145
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	149,266
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	183,621
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	94,200
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	226,647
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	680,672
		$8,017,551

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 5.3%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$ 1,891,330
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	18,520,694
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,440,000	8,199,566
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	352,745
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,500,000	2,507,555
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,750,000	1,755,288
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,067,443
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,958,120
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,136,982
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,014,745
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	210,426
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	133,418
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	135,224
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	436,468
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	220,166
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	248,964
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,263,598
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,390,746
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	451,612
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	3,795,000	3,796,187
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	1,000,000	1,000,658
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,993,218
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	399,541
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	336,535
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	25,346
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	30,415
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,450,000	2,411,474
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,123,645
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,331,226
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,176,937
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,260,962
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,381,067
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	857,706	853,488
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	2,144,266	2,133,720
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,024,050
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,277,504
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	910,000	970,413
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	2,370,000	2,551,787
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,304,486
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036	4,500,000	4,955,621
San Ramon, CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,615,639
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,912,264
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,180,522
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,052,897
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,166,557

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	$1,000,000	$ 1,022,370
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,519,889
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,725,902
		$135,429,410
Colorado – 2.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	$400,000	$ 400,387
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	135,189
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	178,056
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	127,407
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	139,300
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,040,842
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	930,000	931,825
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,680
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,318,729
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	389,719
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	319,493
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	494,310
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	459,239
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	428,940
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	497,376
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	951,018
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,121,320
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,341,068
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,543,239
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,222,264
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	325,622
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	403,343
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,487,327
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	307,393
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	516,121
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	624,046
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	65,000	68,506
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,213,174
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,764,887
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,501,187
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,022,419
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	508,198
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,315,065
		$60,727,689
Connecticut – 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$3,000,000	$ 2,953,124
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,023,342
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,487,131
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028	890,000	927,044
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,097,652
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,137,159
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	5,500,000	5,529,860
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	5,335,000	5,609,590
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), “E-3”, 3.35%, 11/15/2066 (Put Date 5/15/2027)	1,300,000	1,298,540
East Hartford, CT, Housing Authority Multi-Family Rev. (Summerfield Townhouses Project), “A”, 4.25%, 2/01/2027 (Put Date 2/01/2025)	3,000,000	3,001,202

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	$420,000	$ 420,365
		$26,485,009
Delaware – 0.2%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	$110,000	$ 107,715
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,852,181
		$5,959,896
District of Columbia – 1.3%
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Rev. (Cascade Park Apartments II Project), 3.55%, 8/01/2042 (Put Date 8/01/2025)	$3,000,000	$ 2,994,614
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project), 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,920,125
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,299,515
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,888,555
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,753,751
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,296,033
		$33,152,593
Florida – 3.4%
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC), 4.05%, 9/01/2056 (Put Date 3/01/2026)	$3,000,000	$ 3,023,620
Escambia County, FL, Housing Finance Authority Multi-Family Housing Rev. (Hollowbrook Apartments), 3.8%, 6/01/2027 (Put Date 6/01/2026)	4,500,000	4,529,105
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	430,959
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	583,438
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	968,819
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,066,349
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	401,683
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	290,567
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,254,464
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	811,070
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	3,415,000	3,414,624
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	494,694
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,558,849
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,354,445
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,070,460
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	921,775
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	508,883
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	142,206
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,031,766
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	5,600,000	5,635,579
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	4,050,000	4,126,513
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,433,149
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,473,170
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	700,000	711,610
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,704,265
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	5,000,000	5,007,800
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	400,088

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2034	$19,000,000	$ 20,487,890
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,152,047
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cutler Vista Housing LP), 5%, 3/01/2027 (Put Date 9/01/2025)	3,000,000	3,034,757
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Emerald Dunes), “B”, 4.05%, 9/01/2026 (Put Date 9/01/2025)	1,750,000	1,755,902
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,299,239
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,750,397
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,019,511
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,796,709
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,185,363
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	157,512
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	212,087
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	213,188
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	214,365
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	269,024
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	101,233
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	139,833
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	178,326
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	100,844
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	102,470
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	188,313
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	241,908
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	271,485
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	323,612
Wildwood, FL, Middleton Community Development District A Special Assessment Rev., 3.7%, 5/01/2029	500,000	497,578
Wildwood, FL, Middleton Community Development District A Special Assessment Rev., 4%, 5/01/2034	500,000	497,390
Wildwood, FL, Middleton Community Development District A Special Assessment Rev., 4.2%, 5/01/2039	395,000	390,393
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	130,000	129,829
Wildwood, FL, Village Community Development District No. 15 Special Assessment Rev., 3.75%, 5/01/2029	750,000	749,483
		$87,810,638
Georgia – 4.2%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$ 2,474,267
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2034	645,000	698,967
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2035	790,000	855,929
Atlanta, GA, Development Authority Senior Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	1,815,000	1,824,703
Atlanta, GA, Development Authority Senior Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	740,000	750,055
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	907,667
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,405,777
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,988,901
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	756,085
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “A”, 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	2,009,105
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	804,990
DeKalb County, GA, Development Authority Rev. (Global Academy, Inc. Project), “A”, 4%, 6/01/2035	500,000	483,453
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,739,357

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	$1,325,000	$ 1,317,430
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	10,093,123
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	14,540,000	14,545,323
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,368,932
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,779,028
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,286,435
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,854,640
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 4/01/2054 (Put Date 4/01/2031)	8,635,000	9,271,000
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,419,588
		$108,634,755
Guam – 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$ 417,697
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	540,000	528,079
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	791,860
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,747,342
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	553,151
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	399,810
		$4,437,939
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	$350,000	$ 353,191
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	260,267
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	532,069
		$1,145,527
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$ 2,038,861
Illinois – 8.8%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$ 1,501,948
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,529,443
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,168,591
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,094,874
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,777,100
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,776,191
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,435,342
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,666,139
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,487,301
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,210,038
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	825,000	859,102
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 4/01/2036	7,740,000	8,125,863
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,218,636
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,595,914
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	6,070,000	6,201,786
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,747,958
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,169,497
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	884,953
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,430,089
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,314,126
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,526,048
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,090,430

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	$2,750,000	$ 2,867,118
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,366,182
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2024	1,000,000	1,000,887
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,405,105
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,387,441
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,458,172
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,056,197
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,069,955
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,466,642
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	2,815,000	2,922,359
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,259,232
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,185,310
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,702,064
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	1,000,000	1,076,489
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,082,344
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 3.5%, 8/01/2027 (Put Date 8/01/2026)	2,000,000	2,002,819
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	2,000,000	2,002,969
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,553,170
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	2,047,203
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,007,422
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2036	1,325,000	1,407,278
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	580,652
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	151,015
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	559,540
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,180,276
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	215,000
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	453,321
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,550,000	1,555,835
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	460,000	460,029
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	486,898
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	540,352
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	603,341
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	827,009
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	829,249
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	955,713
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	1,014,729
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,094,666
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,158,871
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	752,777
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	761,241
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)	920,424	543,050
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	207,954
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	268,623
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	251,493
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	755,833
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	226,750

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	$1,300,000	$ 1,322,177
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	244,094
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,287,419
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	875,445
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	629,205
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	190,000	171,811
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	511,405
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	521,034
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	526,448
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	532,763
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	529,710
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	449,222
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	527,026
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,178,128
Illinois Housing Development Authority, Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	6,175,000	6,182,606
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,883,426
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,571,459
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	970,259
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,122,492
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	346,262
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	712,893
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	545,203
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	99,444
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	456,307
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	471,270
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	80,016
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	166,764
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	172,561
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	426,964
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	703,000
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	543,757
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	670,232
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,065,818
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,402,751
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	328,898
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	256,900
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	704,761
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,200,394
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,724,504
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,002,410

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	$3,000,000	$ 3,047,278
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2025	175,000	175,272
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2026	125,000	126,886
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	124,328
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	275,540
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	246,520
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	228,966
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	578,634
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	290,346
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	245,320
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,209,296
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,641,607
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	240,302
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	383,169
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	941,870
		$224,444,516
Indiana – 1.8%
Brownsburg, IN, 1999 School Building Corp., Anticipation Notes, “A”, 4.5%, 3/15/2025	$7,500,000	$ 7,503,414
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	571,699
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	349,545
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	105,694
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	486,805
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,450,241
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	275,157
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,599,605
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	766,933
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	808,185
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,185,169
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,018,846
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,602,094
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,261,211
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,029,879
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,054,825
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,808,813
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,559,112
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,509,038
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	541,303
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,002,117
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Rev, “E”, 5%, 3/01/2033	1,000,000	1,059,222
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	355,263
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	361,373
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,516,072
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,246,668
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,576,933
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,550,000	2,592,906
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,147,633
		$46,345,755
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	$1,000,000	$ 1,000,963
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,442,646
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2027	580,000	600,752

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Iowa – continued
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2028	$565,000	$ 589,811
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2029	500,000	525,681
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,105,958
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	615,000	647,582
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,211,545
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	675,000	710,854
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,948,078
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	635,000	668,541
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	975,000	1,026,088
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	325,000	341,486
		$15,819,985
Kansas – 0.6%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$85,000	$ 84,897
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	319,182
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	328,984
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	298,264
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,779,014
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,885,347
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,990,165
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,093,365
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,196,908
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,294,215
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	2,010,000	2,070,401
		$15,340,742
Kentucky – 2.5%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$ 4,493,532
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,831,740
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	272,278
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	230,374
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,490,000	2,438,490
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,751,811
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,024,907
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,708,820
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,358,914
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	754,952
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,035,416
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	966,823
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,080,008
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,026,669
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,190,981
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	728,774
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,301,383
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	10,000,000	11,129,698
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	95,000	95,000
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2025	160,000	162,604
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,168,099
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,075,998
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,380,458
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	5,000,000	5,008,465
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	961,652

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	$6,075,000	$ 6,182,050
		$64,359,896
Louisiana – 0.6%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,430,000	$ 4,954,275
Louisiana Housing Corp., Multi-Family Housing Rev. (Benoit Townhomes Project), HUD Section 8, 3.75%, 8/01/2027 (Put Date 8/01/2026)	2,600,000	2,618,132
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	719,499
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	308,038
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	421,032
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,152,519
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	303,174
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,106,128
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	703,752
		$15,286,549
Maine – 0.1%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2024	$310,000	$ 310,225
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2025	330,000	333,806
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	360,000	367,218
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	747,554
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,036,688
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	1,013,037
		$3,808,528
Maryland – 0.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	$1,000,000	$ 1,013,698
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	350,488
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	230,000	229,344
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,604,229
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	657,651
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	475,355
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	500,108
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	442,706
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	312,731
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	305,029
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	301,831
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,502,670
		$9,695,840
Massachusetts – 1.7%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$ 483,898
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	616,764
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	539,128
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,497,827
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	228,464
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	142,786
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	249,613

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	$330,000	$ 320,969
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	55,000	54,981
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,508,545
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,782,780
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,055,880
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,157,910
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,512,640
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,020,280
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	801,393
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	875,428
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	354,831
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	361,633
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,365,017
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	859,276
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,023,320
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,555,658
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	44,479
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,456,198
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	4,000,000	3,857,789
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	3,240,000	2,964,469
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “B”, 5%, 7/01/2028	2,000,000	2,101,901
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “B”, 5%, 7/01/2029	4,500,000	4,764,153
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	997,145
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	1,990,280
		$43,545,435
Michigan – 3.4%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), 5%, 7/01/2048	$6,250,000	$ 6,497,912
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	672,519
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	550,024
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	982,153
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,330,496
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,674,434
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,034,252
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,010,505
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,159,636
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	114,105	113,477
Michigan Housing Development Athority Rental Housing Rev., “A”, 3.7%, 4/01/2030	9,200,000	9,233,842
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,786,763
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	1,125,000	1,108,336
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	3,125,000	3,292,049
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	4,300,000	4,299,588
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,848,516
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,490,096
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,099,259
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,068,434
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,114,142
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,125,856
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,038,391

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	$500,000	$ 534,175
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	250,282
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	356,818
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,800,085
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,896,463
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,732,039
		$88,100,542
Minnesota – 0.4%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	$400,000	$ 395,270
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	229,074
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	674,537
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	135,506
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	501,875
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	4,900,000	5,265,416
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	615,000
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	857,256
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	716,014
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	722,670
		$10,112,618
Mississippi – 0.7%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	$3,680,000	$ 3,698,072
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,979,008
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	383,089
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	357,177
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	380,857
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	831,814
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	288,826
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	536,501
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	835,188
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,030,163
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	427,131
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,441,181
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,949,538
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	447,362
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	456,902
		$18,042,809
Missouri – 0.6%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	$425,000	$ 425,519
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	151,301
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,140,000	1,081,857
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	468,539
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	203,804
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	415,446
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	294,053
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	215,583
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	3,405,000	3,823,273
Missouri Joint Municipal Electric Utility Commission Power Project Rev. (Iatan 2 Project), “A”, 5%, 12/01/2035	5,000,000	5,035,755
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	147,259
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	1,640,000	1,564,186

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., Taxable, “A”, 3%, 12/01/2027	$175,000	$ 174,919
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	280,382
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	302,213
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	355,332
		$14,939,421
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$ 6,206,825
Nevada – 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2025	$2,545,000	$ 2,565,463
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	1,545,000	1,582,908
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	2,635,000	2,637,424
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	990,572
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	862,570
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,278,810
		$9,917,747
New Hampshire – 1.8%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$ 4,311,432
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	289,849
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	264,222
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	576,997
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	297,898
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	276,607
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	290,978
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	15,025,000	15,564,267
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,450,327
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	906,219
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	605,000	611,099
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	495,630
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	1,305,000	1,330,962
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2028	550,000	575,207
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2032	550,000	583,211
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	175,000	185,376
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	2,070,000	1,961,302
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	7,995,000	8,702,925
		$45,674,508
New Jersey – 3.6%
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	$175,000	$ 175,376
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	305,389
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	3,625,000	3,698,967
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 4%, 2/27/2025	2,500,000	2,500,263
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,217,985
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	803,567

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	$1,000,000	$ 1,008,072
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,027,081
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,661,447
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,148,229
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,624,248
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,056,456
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,570,050
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,125,110
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,835,756
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,344,538
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,082,480
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,431,514
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	330,329
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	420,447
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	344,894
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2031	1,200,000	1,278,149
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,125,000	6,053,989
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,352,344
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	575,573
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,634,129
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	861,157
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,367,928
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,472,234
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,615,091
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,055,134
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	5,000,000	5,275,670
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2031	3,800,000	4,047,472
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (New Irvine Taylor Apartments Project), “C”, HUD Section 8, 3.67%, 2/01/2026	3,165,000	3,161,090
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,066,134
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, 0%, 12/15/2025	550,000	530,209
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	1,815,000	1,694,382
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	3,485,000	3,033,772
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,416,914
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	2,600,000	2,346,417
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,892,806
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,287,756
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,441,319
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,881,105
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,788,219
Salem County, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	2,500,000	2,503,257
		$92,344,448
New Mexico – 1.2%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$ 1,008,075
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	7,000,000	7,116,819
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	150,479
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	308,417

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Mexico – continued
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	$175,000	$ 185,413
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	486,773
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	323,824
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	377,263
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,074,295
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,186,899
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,845,459
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,061,206
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,020,763
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	1,500,000	1,508,890
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	2,375,000	2,377,833
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	5,215,000	5,702,046
		$29,734,454
New York – 5.3%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$185,000	$ 183,250
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	600,271
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	733,189
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	409,879
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	661,167
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	665,419
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	680,169
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	834,160
New York Dormitory Authority, Personal Income Tax Rev. (General Purpose), 5.25%, 3/15/2039	3,070,000	3,258,447
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,851,258
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	792,247
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	17,950,000	17,455,682
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,029,847
New York Housing Finance Agency Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	2,080,000	2,080,185
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	635,000	610,918
New York Housing Finance Agency, Personal Income Tax Rev., “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	2,445,000	2,426,327
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	5,355,000	5,316,804
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,000,136
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,056,440
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,104,029
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	2,575,000	2,567,067
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	13,780,000	13,802,355
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,110,341
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,890,027
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,250,844
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,115,024
New York Urban Development Development Corp., Personal Income Tax Rev. ( General Purpose), “A”, 5%, 3/15/2035	10,000,000	10,199,835

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	$6,940,000	$ 6,942,664
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	493,452
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,416,469
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,142,040
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,207,839
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,626,344
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,426,247
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,000,851
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	175,145
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,828,153
Port Authority of NY & NJ (246th Series), 5%, 9/01/2028	5,000,000	5,268,993
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	235,402
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	106,732
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	131,713
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	123,836
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	754,355
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	254,305
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,008,185
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,044,366
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,552,261
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,710,287
		$135,134,956
North Carolina – 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$ 983,195
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,603,242
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,064,871
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	742,893
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	777,824
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	760,926
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	953,621
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,466,425
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	251,737
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,294,849
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,520,072
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,537,554
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,547,087
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	965,000	960,794
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,287,739
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,608,827
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	420,948
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	445,311
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	470,274
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	376,326

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	$760,000	$ 759,255
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	785,362
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	813,498
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	264,733
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	247,957
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	296,477
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	190,741
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	600,546
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	286,816
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	525,000	525,999
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,530,607
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	649,085
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,023,344
		$35,048,935
North Dakota – 0.3%
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	$5,320,000	$ 5,321,052
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	2,340,000	2,341,609
		$7,662,661
Ohio – 3.5%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$ 546,341
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	253,499
Bedford, OH, City School District General Obligation, School Improvement, 4.625%, 3/06/2025	3,250,000	3,260,537
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	1,973,190
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,048,670
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,252,762
Columbus, OH, Metropolitan Housing Authority Affordable Housing Rev. (Cobblestone Manor Project), 5%, 8/01/2027	1,930,000	1,977,175
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,723,988
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2026	2,000,000	2,027,568
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,214,972
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	3,412,000	3,413,272
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,835,310
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	689,769
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	837,637
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	885,212
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	937,717
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	992,287
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,041,709
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,095,397
Huber Heights, OH, Various Purpose Anticipation Notes (General Obligation), 4.5%, 7/10/2025	4,900,000	4,933,508
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	821,409

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	$500,000	$ 512,268
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	602,238
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,526,934
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,065,081
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,070,847
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	962,241
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	853,031
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,061,662
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	100,053
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	205,394
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	125,843
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	142,998
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,934,425
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,464,203
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	405,000	403,818
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	555,000	563,934
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,781,271
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,510,000	5,840,825
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Post Oak Station), HUD Section 8, 3.85%, 7/01/2025	7,460,000	7,463,326
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,499,073
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,288,292	7,368,375
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	144,038
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	437,195
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	387,968
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	869,220
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	493,204
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	302,775
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,595,000	5,609,515
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	399,676
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	650,355
		$90,603,715
Oklahoma – 0.2%
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	$2,225,000	$ 2,497,699
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	803,939
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	505,521
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	440,809
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	302,884
		$4,550,852
Oregon – 0.6%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$185,000	$ 168,185
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	8,090,205
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	226,915
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	153,143
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	129,731
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	157,095
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	316,493
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	318,024
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,367,581
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,007,777

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – continued
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2025	$125,000	$ 125,671
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	438,493
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	419,314
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	315,373
		$14,234,000
Pennsylvania – 6.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$ 2,810,223
Allentown, PA, City School District General Obligation, BAM, 5%, 2/01/2026	4,155,000	4,234,868
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,335,892
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	503,150
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	500,237
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,101,118
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	866,840
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,332,517
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	498,088
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	1,157,000	1,250,523
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	9,312,000	9,200,967
Berks County, PA, Municipal Authority Rev., Convertible Capital Appreciation (Tower Health Project), “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	4,654,074	3,316,283
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	1,515,000	1,554,269
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,002,643
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	348,946
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	711,246
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	728,071
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	739,182
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	749,389
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	379,392
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	530,054
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	920,000	925,373
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,088,747
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,488,699
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	477,886
Fayette County, PA, Laurel Highlands School District, General Obligation, BAM, 4%, 2/01/2025	350,000	350,155
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,465,000	1,440,227
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	700,000
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	266,362
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	122,844
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	100,321
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	144,040
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	638,981
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	507,326
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	528,264
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	498,323
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	415,599
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	506,912
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	115,000	116,205
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	443,369
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	805,992
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	617,698
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	542,039
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	899,448
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	410,778
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,044,658

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	$515,000	$ 508,212
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,197,973
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	933,706
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	503,987
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,065,925
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,437,166
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,498,789
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,621,165
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,760,833
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,844,395
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2025	2,000,000	2,003,890
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2026	915,000	931,877
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,518,626
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,000,000	5,084,669
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,041,486
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,634,288
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,507,200
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,463,085
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,129,838
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,327,163
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,080,311
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	482,023
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,774,014
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	359,594
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	569,599
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	240,042
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,746,739
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	352,407
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	500,000	507,253
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	4,095,000	4,097,339
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	760,379
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	764,515
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	576,836
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,099,678
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,121,298
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,295,515
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,342,613
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,444,889
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	378,171
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	678,174
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	235,000	243,212

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	$5,675,000	$ 5,680,537
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	655,232
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,942,018
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,512,432
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,537,475
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,455,193
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,159,306
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	516,429
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,005,496
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	560,000	561,282
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	622,008
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	148,529
		$153,498,955
Puerto Rico – 1.9%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	$14,750,000	$ 15,867,315
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	1,521,000	1,676,713
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	316,735
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,122,586
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	266,460
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,012
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,015
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	194,332
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	619,169
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,607,137
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	207,550
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	15,340,000	12,779,670
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	16,249,000	11,331,908
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,284
		$49,374,886
Rhode Island – 1.6%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$ 5,097,240
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	430,000
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	6,655,000	7,051,479
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	608,195
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	899,955
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	841,309
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,927,358
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	2,006,960
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,078,936
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,015,053
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	803,337
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	4,475,000	4,289,952
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	1,994,052
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	977,094
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	831,697
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,051,637
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	654,919

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	$765,000	$ 765,743
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,014,403
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,157,085
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,218,815
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,246,189
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,324,260
		$41,285,668
South Carolina – 1.1%
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	$8,700,000	$ 9,409,513
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	901,736
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,014,167
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	335,000	342,690
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,359,739
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,989,014
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,655,641
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,000,789
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,525,220
		$27,198,509
Tennessee – 3.1%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$ 2,021,257
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	545,000	545,449
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,256,952
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,357,495
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	272,317
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	512,240
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	500,125
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,482,926
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,243,178
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	933,893
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	179,609
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,521,913
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,387,667
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	1,081,649
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2024	575,000	575,560
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	583,286
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	746,685
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	787,053
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	17,214,356
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	16,000,000	16,636,752
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	18,380,000	18,440,911
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,362,314
		$78,643,587

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – 7.9%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$575,000	$ 575,060
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	5,073,901
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,789,655
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,164,118
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	699,740
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	296,535
Brazos, TX, Higher Education Authoritiy, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2033	7,000,000	7,429,180
Brazos, TX, Higher Education Authoritiy, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2034	6,065,000	6,436,440
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	988,963
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	955,178
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,021,227
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	829,067
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	738,921
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,394,583
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	519,038
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,509,927
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,366,240
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,205,776
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,463,194
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,741,382
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,888
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	3,175,000	3,006,107
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	246,969
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	360,020
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	953,112
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,014,883
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,017,252
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Avenue Flats), 3.48%, 8/01/2039 (Put Date 6/01/2025)	7,000,000	6,987,980
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Redwood Apartments), 3.65%, 1/01/2041 (Put Date 1/01/2026)	1,125,000	1,125,808
Cinco Southwest, TX, Municipal Utility District No. 1, Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	189,819
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,423,588
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	375,000	374,436
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	493,195
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,754,517
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,540,000	3,550,276
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	120,400
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	150,500
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,482,306
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,112,634
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	1,430,000	1,575,876
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	500,000	512,089
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	520,306
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,026,906
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,086,570
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,149,188
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	380,000	409,923
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026	485,000	494,858
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027	450,000	465,002
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028	525,000	547,599
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029	350,000	368,213
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030	500,000	528,077

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	$800,000	$ 791,082
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	263,293
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	525,765
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	513,015
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	408,918
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	362,715
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	500,824
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,007,711
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,076,549
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	231,168
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,729,404
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,130,468
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	505,194
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	357,701
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	130,443
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	151,771
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	231,160
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	283,804
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	190,190
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	7,055,938
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,834,995
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4%, 6/01/2054 (Put Date 6/01/2034)	5,455,000	5,520,126
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2028	550,000	571,091
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2030	1,650,000	1,733,951
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2031	1,900,000	1,997,868
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	502,338
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	828,040
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	5,000,000	4,982,783
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,023,897
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,734,505
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,941,308
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	593,196
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,384,023
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,614,024
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,282,918
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,852,022
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,289,819
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,164,724
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,678,529
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	141,873
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), Texas PSF, 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,127,715
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,021,016
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev., “C”, 4.117% (SOFR - 3mo. + 0.86%), 9/15/2027	3,190,000	3,187,922
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,519,561
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,695,467
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	401,056
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	501,599

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	$135,000	$ 117,175
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	416,643
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,702,068
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	399,453
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	584,284
		$203,054,524
U.S. Virgin Islands – 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$2,670,000	$ 2,699,456
Utah – 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$ 2,004,822
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,227,681
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,249,518
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,015,066
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054	1,890,000	2,084,465
		$12,581,552
Vermont – 1.0%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	$360,000	$ 362,701
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,498,735
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	790,149
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	142,737
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	788,562
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,027,862
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,027,862
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	436,841
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,655,324
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,794,991
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	543,153
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,691,782
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,495,783
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,032,150
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	880,759
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,141,050
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,348,783
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	476,630
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,561,127
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	734,145
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,662,828
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	748,282
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	589,889
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	700,000	751,561
		$25,183,686
Virginia – 1.4%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	$475,000	$ 479,634
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	220,670
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,265,700

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$915,000	$ 929,429
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,252,419
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	98,327
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,620,470
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	350,582
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	406,085
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,464,878
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,598,945
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,490,770
		$35,177,909
Washington – 2.4%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$3,275,000	$ 3,238,178
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,961,355
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,960,789
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2032 (w)	1,500,000	1,652,757
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2033 (w)	1,350,000	1,493,563
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,834,690
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,287,389
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,914,965
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,757,871
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,059,437
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,176,995
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,664,602
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	12,065,000	11,839,802
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,922,342
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	1,470,000	1,487,546
		$61,252,281
West Virginia – 0.8%
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2025	$795,000	$ 798,185
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2026	405,000	410,731
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2027	505,000	517,992
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2028	530,000	547,669
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2029	360,000	374,220
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2030	350,000	366,066
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2031	725,000	758,615
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2032	400,000	419,100
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2033	400,000	418,842
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	415,000	415,060
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	829,970
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,355,329
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,823,483
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,374,904

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
West Virginia – continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	$985,000	$ 984,987
		$20,395,153
Wisconsin – 1.7%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	$1,150,000	$ 1,151,201
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	229,384
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	304,117
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	438,991
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	911,359
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	872,659
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	871,369
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,849,265
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,087,862
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	555,000	562,806
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	209,898
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	344,842
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	359,868
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	374,711
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	389,334
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,290,809
Wisconsin Housing & Economic Development Authority Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	2,040,000	2,050,447
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,370,421
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	725,000	725,498
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	503,639
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	427,573
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	331,229
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	467,271
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	763,727
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	958,311
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	3,613,613
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	201,003
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	256,790
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	327,682
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,328,430
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	8,035,000	7,936,327
		$44,510,436
Wyoming – 0.1%
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	$690,000	$ 690,605
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	700,145
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	385,752
		$1,776,502
Total Municipal Bonds (Identified Cost, $2,481,650,781)		$2,476,716,780

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.5%
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$ 4,510,581
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,829,534
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,248,457
Total Bonds (Identified Cost, $12,817,884)		$12,588,572
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.52%, 8/25/2041 (Identified Cost, $5,785,046)	$5,739,132	$ 5,903,684
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $32,411,295)	32,406,954	$ 32,410,195
Other Assets, Less Liabilities – 1.3%		33,831,818
Net Assets – 100.0%		$2,561,451,049
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,410,195 and $2,495,209,036, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,074,414, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $2,500,253,711)	$2,495,209,036
Investments in affiliated issuers, at value (identified cost, $32,411,295)	32,410,195
Receivables for
Investments sold	4,883,244
Fund shares sold	4,030,601
Interest and dividends	32,260,382
Receivable from investment adviser	9,983
Other assets	23,444
Total assets	$2,568,826,885
Liabilities
Payable to custodian	$4,370
Payables for
Distributions	660,195
When-issued investments purchased	3,220,892
Fund shares reacquired	2,850,299
Payable to affiliates
Administrative services fee	2,048
Shareholder servicing costs	464,108
Distribution and service fees	9,860
Accrued expenses and other liabilities	164,064
Total liabilities	$7,375,836
Net assets	$2,561,451,049
Net assets consist of
Paid-in capital	$2,676,808,463
Total distributable earnings (loss)	(115,357,414)
Net assets	$2,561,451,049
Shares of beneficial interest outstanding	321,575,581
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,098,528,362	137,815,110	$7.97
Class B	72,870	9,152	7.96
Class C	15,988,935	2,005,196	7.97
Class I	905,234,247	113,695,127	7.96
Class R6	541,626,635	68,050,996	7.96
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.17 [100 / 97.50 x $7.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/24 (unaudited) Net investment income (loss)
Income
Interest	$44,898,582
Dividends from affiliated issuers	839,367
Total investment income	$45,737,949
Expenses
Management fee	$4,556,255
Distribution and service fees	1,478,803
Shareholder servicing costs	804,544
Administrative services fee	191,934
Independent Trustees' compensation	23,554
Custodian fee	159,818
Shareholder communications	65,784
Audit and tax fees	34,428
Legal fees	7,270
Miscellaneous	132,630
Total expenses	$7,455,020
Fees paid indirectly	(1,341)
Reduction of expenses by investment adviser and distributor	(1,017,508)
Net expenses	$6,436,171
Net investment income (loss)	$39,301,778
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,479,099)
Affiliated issuers	3,956
Net realized gain (loss)	$(3,475,143)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$36,852,497
Affiliated issuers	(1,101)
Net unrealized gain (loss)	$36,851,396
Net realized and unrealized gain (loss)	$33,376,253
Change in net assets from operations	$72,678,031
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24
Change in net assets
From operations
Net investment income (loss)	$39,301,778	$72,885,186
Net realized gain (loss)	(3,475,143)	(17,568,644)
Net unrealized gain (loss)	36,851,396	23,280,127
Change in net assets from operations	$72,678,031	$78,596,669
Total distributions to shareholders	$(39,044,527)	$(71,734,787)
Change in net assets from fund share transactions	$(73,978,131)	$(299,611,593)
Total change in net assets	$(40,344,627)	$(292,749,711)
Net assets
At beginning of period	2,601,795,676	2,894,545,387
At end of period	$2,561,451,049	$2,601,795,676
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.87	$7.85	$7.86	$8.40	$8.06	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.20	$0.14	$0.10	$0.14	$0.16
Net realized and unrealized gain (loss)	0.10	0.02	(0.01)	(0.54)	0.34	(0.09)
Total from investment operations	$0.22	$0.22	$0.13	$(0.44)	$0.48	$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.14)	$(0.10)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$7.97	$7.87	$7.85	$7.86	$8.40	$8.06
Total return (%) (r)(s)(t)(x)	2.75(n)	2.86	1.68	(5.24)	5.92	0.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.76	0.78
Expenses after expense reductions (f)	0.59(a)	0.59	0.60	0.61	0.65	0.66
Net investment income (loss)	2.90(a)	2.61	1.79	1.25	1.65	1.97
Portfolio turnover rate	13(n)	30	35	23	18	24
Net assets at end of period (000 omitted)	$1,098,528	$1,114,939	$1,210,132	$1,351,962	$1,382,963	$1,060,370
Class B	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.86	$7.84	$7.85	$8.39	$8.05	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.14	$0.08	$0.04	$0.08	$0.10
Net realized and unrealized gain (loss)	0.10	0.02	(0.01)	(0.54)	0.33	(0.10)
Total from investment operations	$0.19	$0.16	$0.07	$(0.50)	$0.41	$0.00
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.14)	$(0.08)	$(0.04)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$7.96	$7.86	$7.84	$7.85	$8.39	$8.05
Total return (%) (r)(s)(t)(x)	2.37(n)	2.11	0.92	(5.96)	5.15	0.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.52	1.53
Expenses after expense reductions (f)	1.33(a)	1.34	1.35	1.36	1.40	1.42
Net investment income (loss)	2.15(a)	1.83	1.03	0.50	0.96	1.25
Portfolio turnover rate	13(n)	30	35	23	18	24
Net assets at end of period (000 omitted)	$73	$71	$145	$167	$188	$470

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.87	$7.85	$7.86	$8.41	$8.06	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.07	$0.03	$0.07	$0.09
Net realized and unrealized gain (loss)	0.10	0.01	(0.01)	(0.55)	0.35	(0.09)
Total from investment operations	$0.18	$0.15	$0.06	$(0.52)	$0.42	$0.00
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.07)	$(0.03)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$7.97	$7.87	$7.85	$7.86	$8.41	$8.06
Total return (%) (r)(s)(t)(x)	2.32(n)	1.99	0.82	(6.16)	5.16	(0.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.51	1.53
Expenses after expense reductions (f)	1.43(a)	1.44	1.45	1.46	1.50	1.52
Net investment income (loss)	2.05(a)	1.74	0.93	0.40	0.84	1.14
Portfolio turnover rate	13(n)	30	35	23	18	24
Net assets at end of period (000 omitted)	$15,989	$19,082	$28,050	$39,268	$51,865	$78,365
Class I	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.86	$7.84	$7.85	$8.40	$8.05	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.15	$0.12	$0.15	$0.18
Net realized and unrealized gain (loss)	0.10	0.01	(0.01)	(0.55)	0.35	(0.10)
Total from investment operations	$0.22	$0.23	$0.14	$(0.43)	$0.50	$0.08
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.15)	$(0.12)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$7.96	$7.86	$7.84	$7.85	$8.40	$8.05
Total return (%) (r)(s)(t)(x)	2.83(n)	3.01	1.82	(5.22)	6.21	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.47	0.51	0.53
Expenses after expense reductions (f)	0.44(a)	0.44	0.45	0.46	0.50	0.52
Net investment income (loss)	3.05(a)	2.75	1.92	1.39	1.80	2.12
Portfolio turnover rate	13(n)	30	35	23	18	24
Net assets at end of period (000 omitted)	$905,234	$933,762	$1,047,034	$1,435,075	$1,413,405	$1,128,577

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.86	$7.83	$7.84	$8.39	$8.05	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.16	$0.12	$0.15	$0.18
Net realized and unrealized gain (loss)	0.09	0.03	(0.01)	(0.55)	0.34	(0.10)
Total from investment operations	$0.22	$0.25	$0.15	$(0.43)	$0.49	$0.08
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.16)	$(0.12)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$7.96	$7.86	$7.83	$7.84	$8.39	$8.05
Total return (%) (r)(s)(t)(x)	2.87(n)	3.22	1.90	(5.16)	6.16	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40(a)	0.39	0.39	0.39	0.44	0.45
Expenses after expense reductions (f)	0.36(a)	0.37	0.38	0.38	0.43	0.44
Net investment income (loss)	3.12(a)	2.83	2.02	1.47	1.84	2.21
Portfolio turnover rate	13(n)	30	35	23	18	24
Net assets at end of period (000 omitted)	$541,627	$533,942	$609,185	$618,894	$500,212	$249,695
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,482,620,464	$—	$2,482,620,464
U.S. Corporate Bonds	—	12,588,572	—	12,588,572
Mutual Funds	32,410,195	—	—	32,410,195
Total	$32,410,195	$2,495,209,036	$—	$2,527,619,231
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$2,061,744
Tax-exempt income	69,673,043
Total distributions	$71,734,787
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$2,531,949,001
Gross appreciation	28,202,354
Gross depreciation	(32,532,124)
Net unrealized appreciation (depreciation)	$(4,329,770)
As of 4/30/24
Undistributed ordinary income	1,383,965
Undistributed tax-exempt income	2,407,847
Capital loss carryforwards	(105,669,070)
Other temporary differences	(6,172,168)
Net unrealized appreciation (depreciation)	(40,941,492)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(38,164,625)
Long-Term	(67,504,445)
Total	$(105,669,070)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/24	Year ended 4/30/24
Class A	$16,062,744	$29,353,909
Class B	778	1,995
Class C	178,544	392,851
Class I	14,349,272	26,117,550
Class R6	8,453,189	15,868,482
Total	$39,044,527	$71,734,787
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this management fee reduction amounted to $172,812, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.33% of the fund’s average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.44%	0.44%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this reduction amounted to $288,375, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,407 for the six months ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,390,732
Class B	0.75%	0.25%	1.00%	0.90%	365
Class C	0.75%	0.25%	1.00%	1.00%	87,706
Total Distribution and Service Fees					$1,478,803
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2024 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2024, this waiver amounted to $556,284 and $37 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended October 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2024, were as follows:
Amount
Class A	$38,072
Class B	—
Class C	813
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2024, the fee was $17,994, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $786,550.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
On August 19, 2024, MFS redeemed 3 shares of Class I for an aggregate amount of $21.
(4)  Portfolio Securities
For the six months ended October 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $336,161,450 and $392,678,188, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,080,703	$120,084,587	39,759,896	$311,841,532
Class C	101,177	807,455	265,507	2,085,244
Class I	18,343,362	145,889,884	49,615,641	387,679,263
Class R6	7,939,378	63,044,593	19,612,168	153,358,011
	41,464,620	$329,826,519	109,253,212	$854,964,050
Shares issued to shareholders in reinvestment of distributions
Class A	1,920,774	$15,281,039	3,533,165	$27,701,959
Class B	98	778	255	1,995
Class C	19,438	154,638	43,093	337,845
Class I	1,411,525	11,218,623	2,604,357	20,392,944
Class R6	1,007,058	8,000,457	1,889,066	14,785,170
	4,358,893	$34,655,535	8,069,936	$63,219,913
Shares reacquired
Class A	(20,849,343)	$(166,019,363)	(55,850,359)	$(437,769,726)
Class B	(17)	(140)	(9,686)	(76,211)
Class C	(539,031)	(4,288,892)	(1,458,408)	(11,402,838)
Class I	(24,837,490)	(197,948,568)	(67,027,485)	(523,713,406)
Class R6	(8,839,303)	(70,203,222)	(31,310,632)	(244,833,375)
	(55,065,184)	$(438,460,185)	(155,656,570)	$(1,217,795,556)
Net change
Class A	(3,847,866)	$(30,653,737)	(12,557,298)	$(98,226,235)
Class B	81	638	(9,431)	(74,216)
Class C	(418,416)	(3,326,799)	(1,149,808)	(8,979,749)
Class I	(5,082,603)	(40,840,061)	(14,807,487)	(115,641,199)
Class R6	107,133	841,828	(9,809,398)	(76,690,194)
	(9,241,671)	$(73,978,131)	(38,333,422)	$(299,611,593)
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2024, the fund’s commitment fee and interest expense were $6,832 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,196,513	$357,023,393	$342,812,566	$3,956	$(1,101)	$32,410,195
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$839,367	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Limited Maturity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Municipal Limited Maturity Fund
Board Review of Investment Advisory Agreement
MFS Municipal Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Municipal Limited Maturity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Fund
Portfolio of Investments − 10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$20,405,000	$ 19,650,872
Boeing Co., 6.388%, 5/01/2031 (n)	5,650,000	5,911,553
		$25,562,425
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$2,945,000	$ 2,989,858
Tapestry, Inc., 7%, 11/27/2026	1,785,000	1,823,507
		$4,813,365
Asset-Backed & Securitized – 21.1%
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	$4,833,802	$ 4,835,540
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	5,293,000	5,297,036
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.008%, 11/15/2054 (i)	89,729,856	3,868,613
37 Capital CLO Ltd., 2022-1A, “BR”, 6.356%, 7/15/2034 (n)	9,400,000	9,409,851
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.373% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,904,950
ACREC 2021-FL1 Ltd., “B”, FLR, 6.674% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,530,311
ACREC 2021-FL1 Ltd., “C”, FLR, 7.023% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,805,664
ACREC 2023-FL2 LLC, “A”, FLR, 7.034% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,547,023	5,555,676
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.145% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,949,438
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	10,000,000	10,080,092
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	1,628,354	1,630,128
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	7,052,000	7,080,530
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	4,970,524	4,933,732
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.418% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,817,782
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	744,948
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,987,516
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.768% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,731,246
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.618% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,654,512
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,530,311
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,512,572
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.309% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,224,289
AREIT 2022-CRE6 Trust, “C”, FLR, 7.04% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,123,015
AREIT 2022-CRE6 Trust, “D”, FLR, 7.74% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,505,963
AREIT 2022-CRE7 LLC, “B”, FLR, 8.025% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,463,811
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,158,035	2,179,658
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 0% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)(w)	10,589,623	10,591,487
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.529% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	7,353,970	7,353,970
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.979% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	3,983,401	3,983,401
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.479% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,287,905
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.779% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,821,635
Bayview Commercial Asset Trust, FLR, 5.317% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	153,075	148,087
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.432% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	93,256	158,315
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	61,774,732	1,488,320
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.214%, 7/15/2054 (i)	34,387,272	2,022,274
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.363%, 9/15/2054 (i)	38,819,807	2,433,160
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.592%, 2/15/2054 (i)	54,065,888	4,047,572
BDS 2021-FL10 Ltd., “B”, FLR, 6.823% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,634,354
BDS 2021-FL10 Ltd., “C”, FLR, 7.174% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,640,861
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.261%, 2/15/2054 (i)	59,874,620	3,236,553
MQLFS-SEM
1

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.141%, 3/15/2054 (i)	$38,287,938	$ 1,827,629
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.253%, 7/15/2054 (i)	70,799,103	4,039,075
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.263%, 8/15/2054 (i)	52,879,290	3,145,297
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.025%, 9/15/2054 (i)	77,631,126	3,471,307
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.398% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	4,058,305
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.718% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	3,059,435
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.168% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,776,064
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,378,390
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,538,023
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,843,465
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.509% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	12,879,674	12,859,541
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.059% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,034,356
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.31% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,269,055
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,941,085	3,985,910
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	458,287	466,736
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	4,543,014	4,464,577
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,654,611	2,607,630
BXMT 2020-FL2 Ltd., “B”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,418,868
BXMT 2020-FL2 Ltd., “A”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	2,452,755	2,370,659
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.195% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,289,782
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.194%, 1/25/2037 (d)(q)	1,582,390	443,654
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	2,092,539	724,996
CD 2017-CD4 Mortgage Trust, “XA”, 1.374%, 5/10/2050 (i)	34,096,466	795,433
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,519,452
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	480,772
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	4,206,034	4,229,362
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	4,176,275	4,226,764
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026	1,560,079	1,561,611
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	5,295,211	5,325,838
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	7,552,620	7,620,452
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	2,505,787	2,527,721
Commercial Equipment Finance, 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	110,531	110,290
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	34,367,072	971,028
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.289%, 2/15/2054 (i)	51,714,282	3,177,093
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.767%, 4/15/2054 (i)	48,588,439	1,679,207
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)	55,735,859	2,537,303
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.035%, 6/15/2064 (i)	31,655,963	1,561,114
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	575,847	574,873
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	126,016	125,806
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,239,271
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	458,185	458,287
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,401,296
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,906,743
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.494% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,066,686
DT Auto Owner Trust, 2022-3A, “B”, 6.74%, 7/17/2028 (n)	4,408,998	4,420,864
DT Auto Owner Trust, 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,031,938
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,512,061	1,514,078
Empire District Bondco LLC, 4.943%, 1/01/2033	3,253,000	3,250,104
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	3,303,090	3,324,319
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	4,292,789	4,323,702
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,619,717
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	4,068,116	4,087,151
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	3,825,000	3,845,807
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	4,216,000	4,238,788
2

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.707% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	$3,369,328	$ 3,333,114
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.107% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,111,592
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	2,217,919	2,222,051
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.143%, 5/10/2050 (i)	37,564,995	732,525
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.222%, 8/10/2050 (i)	36,301,816	806,924
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.124%, 5/12/2053 (i)	39,039,042	1,927,537
IMPAC CMB Trust, FLR, 5.592% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	19,149	18,826
IMPAC CMB Trust, FLR, 5.772% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	20,156	19,904
IMPAC Secured Assets Corp., FLR, 5.552% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	47,044	42,387
JPMorgan Chase Commercial Mortgage Securities Corp., 1.021%, 9/15/2050 (i)	31,799,419	677,824
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	1,286,121	1,287,340
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	1,319,316	1,321,541
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	3,731,998	3,743,026
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	3,452,000	3,451,295
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.668% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,444,360
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,550,130
Merrill Lynch Mortgage Investors, Inc., 4.008%, 2/25/2037 (a)(d)	1,608,093	185,976
MF1 2020-FL4 Ltd., “B”, FLR, 7.645% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	10,472,500	10,434,936
MF1 2021-FL5 Ltd., “B”, FLR, 6.345% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,976,335
MF1 2021-FL5 Ltd., “C”, FLR, 6.595% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,670,913
MF1 2021-FL6 Ltd., “B”, FLR, 6.524% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,515,077
MF1 2022-FL8 Ltd., “C”, FLR, 6.959% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,131,573
MF1 2022-FL9 Ltd., “B”, FLR, 7.909% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,134,623
MF1 2024-FL14 LLC, “C”, FLR, 8.048% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,882,163
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.235%, 5/15/2050 (i)	31,408,842	677,574
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.316%, 6/15/2050 (i)	15,061,603	323,302
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.805%, 12/15/2051 (i)	48,138,511	1,324,926
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.283%, 5/15/2054 (i)	45,027,249	2,516,487
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)	41,810,609	2,048,854
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	7,036,614	7,080,007
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	8,466,906	8,518,207
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.059% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,123,385
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.11% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,024,949
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.643% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	8,692,908	8,719,369
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.243% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	7,442,908	7,459,878
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	2,722,560	2,733,673
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,037,806	3,049,142
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	920,731	923,583
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	6,059,496	6,105,433
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	8,183,711
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,462,707
Ownit Mortgage Loan Asset-Backed Certificates, 3.149%, 10/25/2035	953,165	523,965
PFP III 2021-8 Ltd., “B”, FLR, 6.398% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	3,244,500	3,243,423
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,157,686
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	869,365
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	5,200,000	5,215,733
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.817% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,268,449
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.068% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,229,014
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.379% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,957,656
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,678,495
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.829% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	7,007,754
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.673% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,472,194
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	6,002,344
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.745% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	13,080,845
3

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	$23,291,178	$ 522,260
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.879%, 12/15/2051 (i)	19,805,633	572,072
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	4,642,781	4,679,861
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	4,282,614	4,293,598
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,317,000	2,329,236
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.337%, 11/15/2054 (i)	44,390,876	2,826,904
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.859% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	143,037	143,067
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.842% (SOFR - 30 day + 0.85%), 3/15/2027	2,222,566	2,224,808
		$624,226,590
Automotive – 1.5%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$12,055,000	$ 12,161,192
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,625,825
LKQ Corp., 5.75%, 6/15/2028	10,422,000	10,628,950
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,124,892
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,237,256
		$44,778,115
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$6,864,000	$ 6,610,662
Brokerage & Asset Managers – 2.0%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$ 13,605,580
Charles Schwab Corp., 5.875%, 8/24/2026	8,383,000	8,556,018
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,511,000	12,826,626
LPL Holdings, Inc., 5.7%, 5/20/2027	8,079,000	8,201,908
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,741,000	4,649,030
LPL Holdings, Inc., 6.75%, 11/17/2028	3,723,000	3,924,121
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,489,000	7,042,716
		$58,805,999
Business Services – 0.5%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$ 8,291,663
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,793,827
		$15,085,490
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$7,410,000	$ 7,568,068
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,367,910
Videotron Ltd., 5.125%, 4/15/2027 (n)	9,171,000	9,107,436
Videotron Ltd., 3.625%, 6/15/2029 (n)	9,840,000	9,186,098
		$39,229,512
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,186,000	$ 3,945,614
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$9,875,000	$ 9,978,436
Regal Rexnord Corp., 6.05%, 4/15/2028	5,972,000	6,114,921
		$16,093,357
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$10,091,000	$ 10,021,904
4

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.4%
Meituan, 4.5%, 4/02/2028 (n)	$7,022,000	$ 6,857,689
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,665,915
		$10,523,604
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$ 7,174,230
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,127,112
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,943,464
		$18,244,806
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$6,310,000	$ 6,281,062
Electronics – 1.1%
Broadcom, Inc., 5.05%, 7/12/2027	$4,446,000	$ 4,490,491
Broadcom, Inc., 4.15%, 2/15/2028	4,421,000	4,343,397
Broadcom, Inc., 5.05%, 7/12/2029	2,507,000	2,528,391
Broadcom, Inc., 4.35%, 2/15/2030	6,316,000	6,148,440
Qorvo, Inc., 1.75%, 12/15/2024	3,654,000	3,635,900
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,351,120
		$33,497,739
Emerging Market Quasi-Sovereign – 0.2%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$6,500,000	$ 6,434,395
Energy - Independent – 1.3%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$ 4,413,605
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,395,036
EQT Corp., 5.7%, 4/01/2028	6,221,000	6,334,813
Occidental Petroleum Corp., 5%, 8/01/2027	4,506,000	4,500,409
Occidental Petroleum Corp., 5.2%, 8/01/2029	6,255,000	6,239,414
Pioneer Natural Resources Co., 1.9%, 8/15/2030	15,080,000	12,841,042
		$38,724,319
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$ 5,185,453
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,136,990
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,753,263
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,694,422
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,346,065
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	5,047,068
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	9,768,000	9,869,843
		$36,033,104
Food & Beverages – 1.4%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$12,442,000	$ 12,495,520
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	12,906,000	11,856,980
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,738,260
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,884,477
		$40,975,237
5

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$14,703,000	$ 14,658,465
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,551,858
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,472,185
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,788,000	3,847,877
Marriott International, Inc., 4.9%, 4/15/2029	9,362,000	9,376,634
Sands China Ltd., 3.8%, 1/08/2026	8,802,000	8,628,027
		$43,535,046
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$578,000	$ 562,071
Insurance – 1.2%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$ 3,697,003
Corebridge Financial, Inc., 3.65%, 4/05/2027	8,031,000	7,823,748
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,068,000	5,109,801
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,954,773
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,463,939
		$36,049,264
Insurance - Health – 0.4%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$ 5,846,208
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	4,947,586
		$10,793,794
Insurance - Property & Casualty – 0.4%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$ 32,625
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027 (w)	5,863,000	5,861,200
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030 (w)	5,863,000	5,847,576
		$11,741,401
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$ 10,335,109
Machinery & Tools – 0.3%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$ 5,845,479
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,591,000	2,502,689
		$8,348,168
Major Banks – 12.2%
Bank of America Corp., 4.45%, 3/03/2026	$6,999,000	$ 6,962,514
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,995,298
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	21,595,325
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,600,749
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	2,564,000	2,533,064
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,791,235
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,939,250
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,809,696
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,721,809
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,235,883
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	2,037,393
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	3,643,000	3,716,992
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,154,000	8,418,475
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,117,000	4,841,541
6

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$680,000	$ 708,633
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,269,723
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,446,792
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,991,130
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,227,019
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,457,378
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	9,500,000	9,499,779
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,293,634
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,636,000	8,638,393
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,797,000	7,707,990
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,715,000	6,402,505
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,687,000	5,426,297
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,796,000	10,155,535
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	7,469,000	7,509,087
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	9,928,000	10,105,335
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,305,262
Morgan Stanley, 4.35%, 9/08/2026	10,218,000	10,147,704
Morgan Stanley, 3.625%, 1/20/2027	6,576,000	6,452,750
Morgan Stanley, 3.95%, 4/23/2027	2,363,000	2,319,387
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	8,244,000	7,800,647
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,998,000	9,545,878
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,827,504
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	12,826,000	12,909,167
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,367,000	16,629,708
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,547,875
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,700,265
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	4,409,000	4,461,775
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,410,935
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,972,309
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	10,884,000	10,966,400
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,082,000	7,048,397
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,369,000	2,581,473
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,390,000	9,155,292
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,624,723
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,839,048
		$361,284,953
Medical & Health Technology & Services – 0.3%
IQVIA, Inc., 5.7%, 5/15/2028	$4,073,000	$ 4,156,496
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,133,440
		$7,289,936
Metals & Mining – 1.0%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$15,144,000	$ 15,060,212
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,688,329
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,894,161
		$30,642,702
Midstream – 2.2%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$11,292,000	$ 11,623,538
DCP Midstream Operating LP, 5.625%, 7/15/2027	13,560,000	13,808,243
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,478,951
Enbridge, Inc., 5.25%, 4/05/2027	9,424,000	9,554,512
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,634,051
7

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Energy Transfer LP, 5.55%, 2/15/2028	$4,232,000	$ 4,321,659
Plains All American Pipeline LP, 4.65%, 10/15/2025	11,313,000	11,295,400
Western Midstream Operating LP, 3.35%, 2/01/2025	3,357,000	3,334,350
		$64,050,704
Mortgage-Backed – 0.5%
Fannie Mae, 3%, 12/01/2031	$733,011	$ 704,573
Fannie Mae, 6.105%, 3/01/2033	27,714	27,944
Fannie Mae, 7.375%, 5/01/2033	59,841	60,075
Fannie Mae, 2%, 5/25/2044	47,827	47,570
Freddie Mac, 5.797%, 7/25/2029	3,241,872	3,243,886
Freddie Mac, 1.575%, 4/25/2030 (i)	28,711,579	1,965,514
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	7,457,302	7,098,232
Freddie Mac, 2%, 7/15/2042	934,475	862,344
Ginnie Mae, 3.625%, 7/20/2032	21,393	21,544
		$14,031,682
Municipals – 0.4%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$10,950,000	$ 10,840,252
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	778,293
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	972,925
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	142,503	141,719
		$12,733,189
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$ 14,713,603
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$ 5,876,530
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,121,121
		$9,997,651
Other Banks & Diversified Financials – 2.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$13,730,000	$ 14,034,799
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	2,036,000	2,140,398
American Express Co., 2.25%, 3/04/2025	6,463,000	6,405,496
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,129,057
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,834,795
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	7,740,000	7,866,445
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	9,956,706
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,420,066
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	8,923,000	9,030,042
		$72,817,804
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$ 2,748,642
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	3,014,442
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,933,014
		$8,696,098
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$ 11,088,735
8

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$ 12,680,509
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,807,080
		$14,487,589
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$7,053,000	$ 7,117,659
Real Estate - Retail – 0.5%
WEA Finance LLC, 4.125%, 9/20/2028 (n)	$10,341,000	$ 9,884,881
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,554,000	2,347,228
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,765,000	1,676,441
		$13,908,550
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$15,846,000	$ 15,319,739
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	5,071,000	4,644,394
		$19,964,133
Specialty Stores – 0.7%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$ 5,594,536
Genuine Parts Co., 4.95%, 8/15/2029	8,889,000	8,823,378
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,213,717
		$21,631,631
Supermarkets – 0.4%
Kroger Co., 4.7%, 8/15/2026	$3,042,000	$ 3,051,426
Kroger Co., 4.6%, 8/15/2027	1,893,000	1,897,351
Kroger Co., 4.65%, 9/15/2029	7,573,000	7,571,133
		$12,519,910
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$ 1,732,468
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,653,288
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,490,040
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,448,550
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,347,000	4,228,723
		$32,553,069
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$4,489,000	$ 4,651,613
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,266,324
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,935,094
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,131,206
		$16,984,237
Transportation - Services – 2.0%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$15,460,000	$ 15,764,241
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	12,644,000	12,817,822
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,557,691
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,539,518
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,085,632
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,537,826
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,518,963
9

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	$6,187,000	$ 6,246,705
		$60,068,398
U.S. Treasury Obligations – 27.6%
U.S. Treasury Notes, 2.25%, 11/15/2024	$230,711,000	$ 230,492,268
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	221,462,000	221,159,219
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	276,223,398
U.S. Treasury Notes, 2.75%, 7/31/2027	93,143,000	89,813,865
		$817,688,750
Utilities - Electric Power – 3.1%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,372,000	$ 3,390,813
Edison International, 4.7%, 8/15/2025	10,842,000	10,812,416
Enel Finance International N.V., 4.5%, 6/15/2025 (n)	15,000,000	14,926,816
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	3,331,000	3,396,173
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,671,561
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,356,541
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,450,169
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	8,045,223
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,438,908
Pacific Gas & Electric Co., 5.845%, 9/04/2025	14,631,000	14,663,578
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,080,000	8,389,742
Pacific Gas & Electric Co., 5.55%, 5/15/2029	5,998,000	6,112,138
		$92,654,078
Total Bonds (Identified Cost, $2,899,726,083)		$2,878,177,213
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $72,142,312)	72,135,744	$ 72,142,958
Other Assets, Less Liabilities – 0.3%		7,713,287
Net Assets – 100.0%		$2,958,033,458
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $72,142,958 and $2,878,177,213, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,047,871,484, representing 35.4% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
10

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	555	$114,299,648	December – 2024	$(1,005,920)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$3,072,291	$(13,473)	$3,058,818
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	907,563	—	907,563
						$3,979,854	$(13,473)	$3,966,381
At October 31, 2024, the fund had liquid securities with an aggregate value of $5,042,083 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Limited Maturity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $2,899,726,083)	$2,878,177,213
Investments in affiliated issuers, at value (identified cost, $72,142,312)	72,142,958
Cash	3,709
Receivables for
Fund shares sold	4,719,593
Interest and dividends	29,913,647
Receivable from investment adviser	94,532
Other assets	22,349
Total assets	$2,985,074,001
Liabilities
Payables for
Distributions	$215,590
Net daily variation margin on open cleared swap agreements	80,950
Net daily variation margin on open futures contracts	39,028
When-issued investments purchased	22,296,334
Fund shares reacquired	3,915,999
Payable to affiliates
Administrative services fee	2,355
Shareholder servicing costs	355,141
Distribution and service fees	9,274
Accrued expenses and other liabilities	125,872
Total liabilities	$27,040,543
Net assets	$2,958,033,458
Net assets consist of
Paid-in capital	$3,085,161,566
Total distributable earnings (loss)	(127,128,108)
Net assets	$2,958,033,458
Shares of beneficial interest outstanding	506,842,802
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$981,179,336	167,803,604	$5.85
Class B	741,871	127,102	5.84
Class C	20,847,326	3,566,525	5.85
Class I	617,676,609	106,121,968	5.82
Class R1	511,965	87,892	5.82
Class R2	1,009,931	172,604	5.85
Class R3	629,100	107,509	5.85
Class R4	1,348,110	229,788	5.87
Class R6	1,334,089,210	228,625,810	5.84
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.00 [100 / 97.50 x $5.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

MFS Limited Maturity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/24 (unaudited) Net investment income (loss)
Income
Interest	$65,750,552
Dividends from affiliated issuers	2,336,407
Other	1,323
Total investment income	$68,088,282
Expenses
Management fee	$5,222,637
Distribution and service fees	1,325,577
Shareholder servicing costs	705,093
Administrative services fee	211,316
Independent Trustees' compensation	24,702
Custodian fee	90,908
Shareholder communications	87,163
Audit and tax fees	39,192
Legal fees	7,535
Miscellaneous	161,568
Total expenses	$7,875,691
Fees paid indirectly	(4,907)
Reduction of expenses by investment adviser and distributor	(1,411,926)
Net expenses	$6,458,858
Net investment income (loss)	$61,629,424
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,597,100
Affiliated issuers	(21,556)
Futures contracts	747,694
Swap agreements	(2,038,505)
Foreign currency	(3)
Net realized gain (loss)	$3,284,730
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$46,175,995
Affiliated issuers	646
Futures contracts	315,489
Swap agreements	6,427,627
Net unrealized gain (loss)	$52,919,757
Net realized and unrealized gain (loss)	$56,204,487
Change in net assets from operations	$117,833,911
See Notes to Financial Statements
13

MFS Limited Maturity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24
Change in net assets
From operations
Net investment income (loss)	$61,629,424	$111,117,186
Net realized gain (loss)	3,284,730	(34,701,693)
Net unrealized gain (loss)	52,919,757	34,141,893
Change in net assets from operations	$117,833,911	$110,557,386
Total distributions to shareholders	$(62,966,325)	$(112,675,801)
Change in net assets from fund share transactions	$112,913,873	$(181,633,601)
Total change in net assets	$167,781,459	$(183,752,016)
Net assets
At beginning of period	2,790,251,999	2,974,004,015
At end of period	$2,958,033,458	$2,790,251,999
See Notes to Financial Statements
14

MFS Limited Maturity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.73	$5.74	$5.80	$6.09	$5.94	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.13	$0.06	$0.09	$0.14
Net realized and unrealized gain (loss)	0.12	(0.01)	(0.05)	(0.28)	0.18	(0.01)
Total from investment operations	$0.24	$0.21	$0.08	$(0.22)	$0.27	$0.13
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.14)	$(0.07)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$5.85	$5.73	$5.74	$5.80	$6.09	$5.94
Total return (%) (r)(s)(t)(x)	4.29(n)	3.78	1.37	(3.59)	4.59	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.74	0.74	0.75	0.78	0.80
Expenses after expense reductions (f)	0.57(a)	0.58	0.57	0.57	0.58	0.64
Net investment income (loss)	4.13(a)	3.83	2.30	1.04	1.56	2.41
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$981,179	$934,237	$1,019,905	$1,046,034	$1,042,239	$730,945
Class B	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.72	$5.73	$5.79	$6.08	$5.93	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.08	$0.02	$0.05	$0.10
Net realized and unrealized gain (loss)	0.12	(0.00)(w)	(0.05)	(0.28)	0.18	(0.01)
Total from investment operations	$0.22	$0.17	$0.03	$(0.26)	$0.23	$0.09
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.09)	$(0.03)	$(0.08)	$(0.11)
Net asset value, end of period (x)	$5.84	$5.72	$5.73	$5.79	$6.08	$5.93
Total return (%) (r)(s)(t)(x)	3.90(n)	3.00	0.61	(4.32)	3.82	1.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.49	1.49	1.50	1.53	1.55
Expenses after expense reductions (f)	1.32(a)	1.33	1.32	1.32	1.34	1.39
Net investment income (loss)	3.39(a)	3.06	1.49	0.29	0.84	1.67
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$742	$939	$1,663	$2,361	$2,931	$2,714

See Notes to Financial Statements
15

MFS Limited Maturity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.73	$5.74	$5.80	$6.09	$5.94	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.08	$0.01	$0.05	$0.09
Net realized and unrealized gain (loss)	0.12	(0.01)	(0.05)	(0.28)	0.17	(0.01)
Total from investment operations	$0.22	$0.16	$0.03	$(0.27)	$0.22	$0.08
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.09)	$(0.02)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$5.85	$5.73	$5.74	$5.80	$6.09	$5.94
Total return (%) (r)(s)(t)(x)	3.85(n)	2.90	0.51	(4.41)	3.71	1.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.49	1.49	1.50	1.53	1.55
Expenses after expense reductions (f)	1.42(a)	1.43	1.42	1.42	1.43	1.49
Net investment income (loss)	3.28(a)	2.98	1.42	0.19	0.75	1.57
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$20,847	$21,947	$26,732	$31,747	$39,241	$42,281
Class I	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.71	$5.71	$5.77	$6.07	$5.92	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.14	$0.07	$0.10	$0.15
Net realized and unrealized gain (loss)	0.12	(0.00)(w)	(0.06)	(0.29)	0.18	(0.00)(w)
Total from investment operations	$0.24	$0.23	$0.08	$(0.22)	$0.28	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.14)	$(0.08)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.82	$5.71	$5.71	$5.77	$6.07	$5.92
Total return (%) (r)(s)(t)(x)	4.19(n)	4.11	1.52	(3.63)	4.75	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.49	0.49	0.50	0.53	0.55
Expenses after expense reductions (f)	0.42(a)	0.43	0.42	0.42	0.43	0.49
Net investment income (loss)	4.27(a)	3.97	2.47	1.19	1.69	2.56
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$617,677	$528,158	$625,604	$570,543	$453,159	$258,164

See Notes to Financial Statements
16

MFS Limited Maturity Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.71	$5.72	$5.78	$6.08	$5.93	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.07	$0.01	$0.05	$0.09
Net realized and unrealized gain (loss)	0.11	(0.01)	(0.04)	(0.29)	0.17	(0.00)(w)
Total from investment operations	$0.21	$0.16	$0.03	$(0.28)	$0.22	$0.09
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.09)	$(0.02)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$5.82	$5.71	$5.72	$5.78	$6.08	$5.93
Total return (%) (r)(s)(t)(x)	3.68(n)	2.90	0.51	(4.58)	3.71	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.49	1.49	1.50	1.53	1.55
Expenses after expense reductions (f)	1.42(a)	1.43	1.42	1.42	1.44	1.48
Net investment income (loss)	3.28(a)	2.98	1.22	0.18	0.74	1.57
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$512	$489	$456	$1,252	$1,597	$1,593
Class R2	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.74	$5.74	$5.80	$6.10	$5.94	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.11	$0.05	$0.08	$0.13
Net realized and unrealized gain (loss)	0.12	(0.00)(w)	(0.05)	(0.29)	0.19	(0.01)
Total from investment operations	$0.23	$0.21	$0.06	$(0.24)	$0.27	$0.12
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.12)	$(0.06)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$5.85	$5.74	$5.74	$5.80	$6.10	$5.94
Total return (%) (r)(s)(t)(x)	3.97(n)	3.70	1.12	(3.99)	4.50	1.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.99	0.99	1.00	1.03	1.05
Expenses after expense reductions (f)	0.82(a)	0.83	0.82	0.82	0.84	0.90
Net investment income (loss)	3.88(a)	3.59	1.99	0.79	1.32	2.17
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$1,010	$1,004	$1,151	$1,646	$1,997	$1,579

See Notes to Financial Statements
17

MFS Limited Maturity Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.74	$5.74	$5.80	$6.10	$5.95	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.12	$0.06	$0.09	$0.14
Net realized and unrealized gain (loss)	0.11	0.01	(0.05)	(0.29)	0.18	(0.00)(w)
Total from investment operations	$0.23	$0.22	$0.07	$(0.23)	$0.27	$0.14
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.13)	$(0.07)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$5.85	$5.74	$5.74	$5.80	$6.10	$5.95
Total return (%) (r)(s)(t)(x)	4.05(n)	3.86	1.27	(3.85)	4.48	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.74	0.74	0.75	0.78	0.80
Expenses after expense reductions (f)	0.67(a)	0.68	0.67	0.67	0.69	0.75
Net investment income (loss)	4.03(a)	3.73	2.08	0.96	1.50	2.32
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$629	$629	$595	$1,001	$1,318	$1,512
Class R4	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.75	$5.76	$5.82	$6.11	$5.96	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.14	$0.07	$0.11	$0.15
Net realized and unrealized gain (loss)	0.12	(0.01)	(0.05)	(0.28)	0.17	(0.02)
Total from investment operations	$0.25	$0.22	$0.09	$(0.21)	$0.28	$0.13
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.15)	$(0.08)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.87	$5.75	$5.76	$5.82	$6.11	$5.96
Total return (%) (r)(s)(t)(x)	4.35(n)	3.93	1.56	(3.43)	4.74	2.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.49	0.49	0.50	0.53	0.55
Expenses after expense reductions (f)	0.42(a)	0.43	0.42	0.42	0.44	0.49
Net investment income (loss)	4.28(a)	4.00	2.48	1.16	1.73	2.58
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$1,348	$1,445	$1,039	$906	$275	$242

See Notes to Financial Statements
18

MFS Limited Maturity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.72	$5.72	$5.79	$6.08	$5.93	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.14	$0.08	$0.11	$0.16
Net realized and unrealized gain (loss)	0.12	0.01	(0.06)	(0.28)	0.17	(0.02)
Total from investment operations	$0.25	$0.24	$0.08	$(0.20)	$0.28	$0.14
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.15)	$(0.09)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.84	$5.72	$5.72	$5.79	$6.08	$5.93
Total return (%) (r)(s)(t)(x)	4.40(n)	4.19	1.42	(3.39)	4.82	2.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41(a)	0.41	0.41	0.43	0.46	0.48
Expenses after expense reductions (f)	0.35(a)	0.35	0.35	0.35	0.37	0.42
Net investment income (loss)	4.35(a)	4.06	2.53	1.26	1.77	2.64
Portfolio turnover rate	20(n)	66	48	39	35	41
Net assets at end of period (000 omitted)	$1,334,089	$1,301,405	$1,296,859	$1,116,143	$942,709	$599,945
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
20

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$817,688,750	$—	$817,688,750
Non - U.S. Sovereign Debt	—	16,769,504	—	16,769,504
Municipal Bonds	—	12,733,189	—	12,733,189
U.S. Corporate Bonds	—	900,751,257	—	900,751,257
Residential Mortgage-Backed Securities	—	78,776,492	—	78,776,492
Commercial Mortgage-Backed Securities	—	125,253,713	—	125,253,713
Asset-Backed Securities (including CDOs)	—	434,228,067	—	434,228,067
Foreign Bonds	—	491,976,241	—	491,976,241
Mutual Funds	72,142,958	—	—	72,142,958
Total	$72,142,958	$2,878,177,213	$—	$2,950,320,171
Other Financial Instruments
Futures Contracts – Liabilities	$(1,005,920)	$—	$—	$(1,005,920)
Swap Agreements – Assets	—	3,966,381	—	3,966,381
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
21

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(1,005,920)
Interest Rate	Cleared Swap Agreements	3,966,381	—
Total		$3,966,381	$(1,005,920)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$747,694	$(2,038,505)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$315,489	$6,427,627
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
22

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
23

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$112,675,801
The federal tax cost and the tax basis components of distributable earnings were as follows:
24

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
As of 10/31/24
Cost of investments	$2,980,463,356
Gross appreciation	13,649,237
Gross depreciation	(43,792,422)
Net unrealized appreciation (depreciation)	$(30,143,185)
As of 4/30/24
Undistributed ordinary income	11,455,556
Undistributed long-term capital gain	(107,167,206)
Other temporary differences	(9,987,949)
Net unrealized appreciation (depreciation)	(76,296,095)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(29,147,118)
Long-Term	(78,020,088)
Total	$(107,167,206)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/24	Year ended 4/30/24
Class A	$20,410,285	$37,629,674
Class B	14,623	40,402
Class C	372,032	699,371
Class I	12,411,966	21,263,061
Class R1	8,641	14,440
Class R2	20,410	40,863
Class R3	13,501	30,412
Class R4	30,283	48,214
Class R6	29,684,584	52,909,364
Total	$62,966,325	$112,675,801
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2024 through July 31, 2024, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
25

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this management fee reduction amounted to $190,814, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2025. For the six months ended October 31, 2024, this reduction amounted to $737,809, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $31,749 for the six months ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,205,528
Class B	0.75%	0.25%	1.00%	0.90%	4,197
Class C	0.75%	0.25%	1.00%	1.00%	109,919
Class R1	0.75%	0.25%	1.00%	1.00%	2,554
Class R2	0.25%	0.25%	0.50%	0.40%	2,562
Class R3	—	0.25%	0.25%	0.25%	817
Total Distribution and Service Fees					$1,325,577
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2024 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2024, this waiver amounted to $482,204 and $419 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2024, this waiver amounted to $512 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2024, this rebate amounted to $48 and $120 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
26

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2024, were as follows:
Amount
Class A	$27,439
Class B	61
Class C	1,613
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2024, the fee was $91,068, which equated to 0.0063% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $614,025.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	10	$56
8/19/2024	Redemption	Class I	4	23
8/19/2024	Redemption	Class R4	10	57
(4)  Portfolio Securities
For the six months ended October 31, 2024, purchases and sales of investments, other than short term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$161,660,848	$319,733,569
Non-U.S. Government securities	383,759,632	349,127,687
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
27

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	28,809,743	$168,094,777	44,319,398	$253,725,089
Class B	494	2,842	26,405	150,240
Class C	478,893	2,789,142	1,231,274	7,062,677
Class I	30,678,129	178,435,210	45,970,918	262,028,830
Class R1	2,036	11,810	16,671	94,651
Class R2	4,137	24,140	35,850	204,960
Class R3	8,011	46,693	72,553	413,496
Class R4	8,840	51,644	174,935	1,008,246
Class R6	24,047,449	139,797,325	52,251,549	298,799,080
	84,037,732	$489,253,583	144,099,553	$823,487,269
Shares issued to shareholders in reinvestment of distributions
Class A	3,430,958	$20,002,827	6,432,166	$36,848,095
Class B	2,505	14,571	7,031	40,183
Class C	56,499	329,336	107,470	615,446
Class I	2,024,460	11,754,554	3,402,752	19,412,827
Class R1	1,488	8,641	2,530	14,440
Class R2	3,448	20,119	7,021	40,255
Class R3	2,314	13,501	5,207	29,841
Class R4	5,176	30,278	8,369	48,117
Class R6	5,063,204	29,466,506	9,186,711	52,518,082
	10,590,052	$61,640,333	19,159,257	$109,567,286
Shares reacquired
Class A	(27,354,440)	$(159,561,523)	(65,622,383)	$(375,813,663)
Class B	(39,961)	(231,958)	(159,910)	(911,977)
Class C	(797,152)	(4,649,294)	(2,171,628)	(12,422,015)
Class I	(19,106,637)	(110,870,502)	(66,390,813)	(378,241,601)
Class R1	(1,244)	(7,242)	(13,391)	(76,091)
Class R2	(9,879)	(57,885)	(68,475)	(392,510)
Class R3	(12,449)	(73,286)	(71,800)	(416,369)
Class R4	(35,403)	(206,454)	(112,703)	(649,409)
Class R6	(27,903,985)	(162,321,899)	(60,556,870)	(345,764,521)
	(75,261,150)	$(437,980,043)	(195,167,973)	$(1,114,688,156)
Net change
Class A	4,886,261	$28,536,081	(14,870,819)	$(85,240,479)
Class B	(36,962)	(214,545)	(126,474)	(721,554)
Class C	(261,760)	(1,530,816)	(832,884)	(4,743,892)
Class I	13,595,952	79,319,262	(17,017,143)	(96,799,944)
Class R1	2,280	13,209	5,810	33,000
Class R2	(2,294)	(13,626)	(25,604)	(147,295)
Class R3	(2,124)	(13,092)	5,960	26,968
Class R4	(21,387)	(124,532)	70,601	406,954
Class R6	1,206,668	6,941,932	881,390	5,552,641
	19,366,634	$112,913,873	(31,909,163)	$(181,633,601)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 13%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.
28

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2024, the fund’s commitment fee and interest expense were $7,350 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,747,939	$573,401,628	$559,985,699	$(21,556)	$646	$72,142,958
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,336,407	$—
29

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
30

MFS Limited Maturity Fund
Board Review of Investment Advisory Agreement
MFS Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
31

MFS Limited Maturity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, and $2.5 billion.  They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion, effective August 1, 2024. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
32

MFS Corporate Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Fund
Portfolio of Investments − 10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.7%
Aerospace & Defense – 2.2%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$ 8,404,467
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,098,176
Boeing Co., 6.388%, 5/01/2031 (n)	6,580,000	6,884,605
Boeing Co., 5.805%, 5/01/2050	32,463,000	30,617,876
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	12,407,792
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,670,783
TransDigm, Inc., 6.875%, 12/15/2030 (n)	19,815,000	20,311,941
		$103,395,640
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.008%, 11/15/2054 (i)	$111,314,888	$ 4,799,230
ACREC 2021-FL1 Ltd., “A”, FLR, 6.024% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	13,046,409	13,012,267
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.618% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,816,621
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	2,451,182	2,455,577
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.432% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	194,755	330,624
BDS 2021-FL7 Ltd., “B”, FLR, 6.374% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,475,312
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.253%, 7/15/2054 (i)	198,194,141	11,306,936
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	10,091,641	10,060,392
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	5,091,611	5,144,854
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,848,307	4,897,916
JPMorgan Chase Commercial Mortgage Securities Corp., 5.76%, 7/15/2042 (n)	5,809	5,865
KREF 2018-FT1 Ltd., “A”, FLR, 5.965% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	7,834,502	7,776,722
KREF 2018-FT1 Ltd., “AS”, FLR, 6.195% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	8,881,903
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	4,596,498	4,609,271
MF1 2022-FL8 Ltd., “A”, FLR, 6.109% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	12,662,588	12,627,209
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.469% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,333,935
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	5,491,759	5,448,220
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	4,963,198	4,983,457
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,995,944	4,010,856
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	3,015,430	3,003,874
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	5,174,140	5,207,656
PFP III 2021-8 Ltd., “AS”, FLR, 6.148% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	803,385	803,353
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	5,042,462	5,066,882
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	5,559,962	5,599,111
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	5,527,000	5,556,188
		$149,214,231
Automotive – 1.6%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$ 7,627,393
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,467,942
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,927,321
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	9,607,000	9,616,567
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	10,971,919
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	7,976,000	6,673,031
Hyundai Capital America, 5.45%, 6/24/2026 (n)	12,869,000	12,983,101
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,399,054
		$74,666,328
MFBFS-SEM
1

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.0%
Discovery Communications LLC, 4.125%, 5/15/2029	$7,449,000	$ 6,929,675
Walt Disney Co., 3.5%, 5/13/2040	25,879,000	20,968,341
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	2,048,529
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,489,574
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	10,673,000	9,353,104
		$46,789,223
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$6,874,000	$ 7,047,416
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	12,497,000	13,259,514
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	8,959,000	8,964,799
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,716,436
LPL Holdings, Inc., 6.75%, 11/17/2028	3,337,000	3,517,269
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	15,582,050
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,396,736
		$67,484,220
Building – 0.6%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,411,000	$ 5,251,727
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/2029 (n)	1,714,000	1,699,248
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	5,889,000	6,118,465
Vulcan Materials Co., 3.5%, 6/01/2030	6,389,000	5,948,309
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	9,044,229
		$28,061,978
Business Services – 1.2%
Fiserv, Inc., 2.25%, 6/01/2027	$11,840,000	$ 11,152,895
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,545,005
Mastercard, Inc., 4.35%, 1/15/2032	15,972,000	15,557,880
Mastercard, Inc., 4.55%, 1/15/2035	11,064,000	10,750,239
Visa, Inc., 3.65%, 9/15/2047	9,718,000	7,730,385
		$56,736,404
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$24,966,000	$ 25,497,933
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	10,641,000	8,698,157
Comcast Corp., 2.887%, 11/01/2051	13,896,000	8,820,858
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,934,000	18,609,318
		$61,626,266
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$18,888,000	$ 18,085,946
Computer Software – 1.0%
Accenture Capital, Inc., 4.25%, 10/04/2031	$9,441,000	$ 9,150,509
Accenture Capital, Inc., 4.5%, 10/04/2034	6,291,000	6,081,019
Cisco Systems, Inc., 5.5%, 1/15/2040	7,722,000	7,988,111
Microsoft Corp., 2.525%, 6/01/2050	5,450,000	3,489,001
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	9,268,515
Oracle Corp., 5.55%, 2/06/2053	12,451,000	12,163,692
		$48,140,847
2

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$ 4,339,775
Conglomerates – 1.6%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$12,831,000	$ 13,096,738
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,799,410
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,388,148
Regal Rexnord Corp., 6.4%, 4/15/2033	10,590,000	11,064,942
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,544,774
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,785,651
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,558,543
		$75,238,206
Consumer Products – 1.6%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$ 10,842,447
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	13,979,000	13,485,638
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	5,144,000	5,244,833
Kenvue, Inc., 5%, 3/22/2030	11,408,000	11,591,496
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	9,895,222
Kenvue, Inc., 5.05%, 3/22/2053	9,133,000	8,878,482
Mattel, Inc., 3.75%, 4/01/2029 (n)	15,859,000	14,921,698
		$74,859,816
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$23,176,000	$ 24,250,168
Service Corp. International, 5.75%, 10/15/2032	10,656,000	10,467,694
		$34,717,862
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$20,675,000	$ 20,933,971
Electronics – 1.1%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$ 8,882,147
Intel Corp., 5.7%, 2/10/2053	12,543,000	11,722,341
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	7,283,313
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,271,806
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	9,056,396
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	14,219,000	13,239,300
		$53,455,303
Emerging Market Quasi-Sovereign – 0.4%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$8,025,000	$ 6,955,789
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054	8,016,000	7,188,990
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)	6,810,000	6,569,961
		$20,714,740
Emerging Market Sovereign – 0.1%
United Mexican States, 6.338%, 5/04/2053	$4,838,000	$ 4,489,374
Energy - Independent – 3.0%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$6,440,000	$ 6,428,678
Diamondback Energy, Inc., 5.75%, 4/18/2054	16,126,000	15,663,651
EQT Corp., 5.7%, 4/01/2028	3,455,000	3,518,209
EQT Corp., 3.625%, 5/15/2031 (n)	10,474,000	9,372,427
3

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Occidental Petroleum Corp., 6.125%, 1/01/2031	$7,894,000	$ 8,135,193
Occidental Petroleum Corp., 5.55%, 10/01/2034	7,143,000	7,031,576
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,060,000	13,874,319
Occidental Petroleum Corp., 6.05%, 10/01/2054	6,050,000	5,863,411
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	12,809,000	13,066,371
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	4,824,000	4,789,242
Pioneer Natural Resources Co., 5.1%, 3/29/2026	8,177,000	8,238,299
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,474,540
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	18,247,407
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	20,387,000	21,888,910
		$138,592,233
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$ 5,890,216
BP Capital Markets America, Inc., 4.812%, 2/13/2033	4,600,000	4,505,487
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	6,936,747
		$17,332,450
Entertainment – 0.8%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$ 17,708,986
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	4,281,000	4,263,512
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	12,829,000	13,071,019
		$35,043,517
Financial Institutions – 1.6%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$ 4,768,693
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,641,449
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,746,616
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	13,702,000	14,091,329
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	5,642,000	5,968,316
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,192,128
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	7,904,534
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	23,119,000	23,360,043
		$73,673,108
Food & Beverages – 3.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$ 4,259,313
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	13,801,530
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	21,388,872
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	21,983,000	21,083,895
Constellation Brands, Inc., 4.75%, 5/09/2032	8,641,000	8,473,682
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,544,860
Diageo Capital PLC, 5.625%, 10/05/2033	6,595,000	6,875,724
JBS USA Food Co., 6.5%, 12/01/2052	11,976,000	12,314,578
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	4,282,000	4,273,218
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	11,452,124
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	11,573,049
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,276,841
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	21,627,596
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,624,954
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	10,382,000	10,223,995
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	5,281,000	4,674,848
4

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viterra Finance B.V., 5.25%, 4/21/2032 (n)	$3,134,000	$ 3,092,685
		$179,561,764
Gaming & Lodging – 2.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$ 15,244,035
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	14,552,000	14,582,443
Las Vegas Sands Corp., 5.9%, 6/01/2027	7,130,000	7,242,705
Las Vegas Sands Corp., 6.2%, 8/15/2034	11,261,000	11,477,757
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,043,082
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	8,328,000	8,431,167
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	13,693,208
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,909,681
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	14,957,000	14,493,375
		$103,117,453
Insurance – 1.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$ 20,238,336
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,299,791
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	8,970,000	9,181,357
Lincoln National Corp., 5.852%, 3/15/2034	18,083,000	18,582,857
MetLife, Inc., 5.3%, 12/15/2034	15,082,000	15,235,889
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	17,496,000	18,374,727
		$83,912,957
Insurance - Health – 1.8%
Elevance Health, Inc., 5.375%, 6/15/2034	$11,192,000	$ 11,298,598
Elevance Health, Inc., 5.65%, 6/15/2054	15,203,000	15,150,886
Humana, Inc., 4.95%, 10/01/2044	9,162,000	7,998,532
Humana, Inc., 5.5%, 3/15/2053	3,660,000	3,403,351
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,648,011
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	12,089,314
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,960,000	12,094,133
UnitedHealth Group, Inc., 5.875%, 2/15/2053	12,207,000	12,793,184
		$83,476,009
Insurance - Property & Casualty – 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$7,004,000	$ 7,036,989
American International Group, Inc., 5.125%, 3/27/2033	19,304,000	19,295,787
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,588,104
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	13,400,448
Brown & Brown, Inc., 5.65%, 6/11/2034	13,304,000	13,540,630
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	10,068,249
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,835,221
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,642,063
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031 (w)	21,665,000	21,587,663
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055 (w)	12,177,000	12,099,806
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	10,393,000	10,641,189
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	4,649,000	4,719,235
		$144,455,384
5

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$ 16,587,007
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	20,295,000	17,000,576
		$33,587,583
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$ 24,968,775
Machinery & Tools – 1.4%
AGCO Corp., 5.8%, 3/21/2034	$11,300,000	$ 11,493,214
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,180,253
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,844,927
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	3,902,000	3,990,620
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,578,026
CNH Industrial Capital LLC, 5.5%, 1/12/2029	15,194,000	15,541,645
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,211,534
		$66,840,219
Major Banks – 15.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$ 25,311,253
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	12,904,000	13,319,510
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	6,967,829
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	8,451,000	8,807,851
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	21,109,000	20,794,384
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	11,434,986
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	14,075,000	14,259,808
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,591,176
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,931,615
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	24,068,000	22,961,000
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,592,291
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	6,859,000	6,696,563
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	11,951,900
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	14,155,000	14,848,110
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,302,749
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	11,783,000	11,504,990
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	18,434,727
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,083,949
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	26,144,954
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,318,409
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,480,492
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,774,549
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	31,780,667
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	7,807,000	7,874,290
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	6,662,000	6,529,896
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,358,506
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	13,369,873
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	16,518,906
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	8,281,000	8,440,850
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,159,815
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	21,786,054
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	11,137,000	11,251,806
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	18,884,831
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,415,372
NatWest Group PLC, 5.583%, 3/01/2028	8,696,000	8,828,800
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	15,821,768
6

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	$9,221,000	$ 9,332,186
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,767,000	9,005,712
Regions Financial Corp., 5.502%, 9/06/2035	18,856,000	18,685,002
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	23,771,989
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,810,123
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,571,026
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,964,290
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	34,761,000	31,881,712
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	22,649,000	19,142,942
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	5,754,000	6,661,941
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	18,232,584
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	9,661,898
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	13,408,000	13,328,389
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	13,754,000	14,045,650
		$721,629,973
Medical & Health Technology & Services – 2.1%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$20,216,000	$ 17,979,462
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,339,517
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,104,331
HCA, Inc., 5.45%, 9/15/2034	17,868,000	17,741,167
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,294,684
ICON Investments Six DAC, 5.849%, 5/08/2029	5,758,000	5,917,905
IQVIA, Inc., 6.25%, 2/01/2029	12,166,000	12,669,136
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	10,101,818
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	5,092,049
		$99,240,069
Medical Equipment – 0.5%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$ 10,413,465
Stryker Corp., 4.625%, 9/11/2034	15,607,000	15,096,365
		$25,509,830
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$ 10,233,872
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,570,000	3,995,557
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	16,349,992
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	8,624,000	8,383,391
Novelis Corp., 4.75%, 1/30/2030 (n)	19,774,000	18,525,515
Vale Overseas Ltd., 6.4%, 6/28/2054	10,476,000	10,523,655
		$68,011,982
Midstream – 4.1%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$ 3,424,250
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,728,458
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	11,227,000	12,068,727
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	9,466,000	9,249,752
Enbridge, Inc., 5.95%, 4/05/2054	9,370,000	9,584,033
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,161,633
Energy Transfer LP, 5.95%, 5/15/2054	8,347,000	8,221,812
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	11,586,000	11,777,285
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	9,515,000	9,159,498
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	15,920,470	15,089,293
7

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	$3,311,638	$ 2,870,016
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	15,000,627
Plains All American Pipeline LP, 3.55%, 12/15/2029	11,859,000	11,048,487
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,711,018
Targa Resources Corp., 4.2%, 2/01/2033	12,131,000	11,151,333
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	18,075,089
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	4,033,258
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,475,003
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	6,706,000	6,112,091
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	10,694,000	10,693,199
		$190,634,862
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$ 8,394,980
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,619,303
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	13,505,000	13,923,926
		$31,938,209
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$3,350,000	$ 3,250,222
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	12,850,000	12,253,753
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	13,778,226
		$29,282,201
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$19,984,830	$ 16,931,788
Other Banks & Diversified Financials – 3.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$24,810,000	$ 26,082,163
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,142,000	6,277,966
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	17,196,000	17,695,475
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	13,096,440
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	8,800,000	8,943,762
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	16,173,000	17,485,189
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	10,906,000	12,546,234
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,513,874
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	4,573,000	4,410,360
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	8,780,000	8,832,583
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	9,925,000	10,562,525
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,097,594
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,343,181
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	7,382,000	7,327,788
		$162,215,134
Pharmaceuticals – 1.9%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$ 14,980,760
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,825,264
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	7,453,000	7,582,939
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	4,595,000	4,647,964
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	5,061,195
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,709,088
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,695,187
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	20,567,000	21,159,342
8

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	$10,734,000	$ 11,163,861
		$87,825,600
Pollution Control – 0.5%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$ 6,631,416
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,427,353
Waste Management, Inc., 4.625%, 2/15/2033	10,757,000	10,589,226
		$21,647,995
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$ 13,416,467
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,932,000	18,597,982
		$32,014,449
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$ 15,447,032
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,973,000	9,174,024
Canadian Pacific Railway Co., 3.1%, 12/02/2051	17,537,000	11,875,622
		$36,496,678
Real Estate - Office – 1.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$ 11,498,784
Boston Properties LP, REIT, 2.75%, 10/01/2026	9,750,000	9,345,221
Corporate Office Property LP, REIT, 2%, 1/15/2029	15,034,000	13,188,180
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	17,594,000	15,033,557
		$49,065,742
Real Estate - Other – 1.6%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	$10,580,000	$ 10,673,176
EPR Properties, REIT, 3.6%, 11/15/2031	21,022,000	18,534,124
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,265,000	13,248,884
Prologis LP, REIT, 5.125%, 1/15/2034	17,925,000	17,957,012
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,391,000	12,838,221
		$73,251,417
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$ 13,515,046
STORE Capital Corp., REIT, 4.625%, 3/15/2029	3,986,000	3,829,209
STORE Capital Corp., REIT, 2.7%, 12/01/2031	26,269,000	21,685,192
		$39,029,447
Retailers – 1.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$18,119,000	$ 13,495,571
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,339,081
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,379,034
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,420,518
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,928,798
Parkland Corp., 6.625%, 8/15/2032 (n)	20,448,000	20,405,212
		$63,968,214
9

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$ 7,977,943
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,620,448
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	4,168,432
International Flavors & Fragrances, Inc., 5%, 9/26/2048	15,194,000	13,508,568
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	7,402,000	5,059,215
		$34,334,606
Specialty Stores – 0.4%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$27,612,000	$ 20,274,778
Supermarkets – 0.5%
Kroger Co., 5%, 9/15/2034	$12,325,000	$ 12,123,008
Kroger Co., 5.5%, 9/15/2054	12,325,000	11,968,923
		$24,091,931
Telecommunications - Wireless – 2.8%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$ 11,859,781
American Tower Corp., 5.45%, 2/15/2034	11,654,000	11,806,404
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	18,925,000	14,725,972
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,713,806
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,577,693
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	13,604,000	12,273,068
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,409,397
Rogers Communications, Inc., 4.55%, 3/15/2052	7,360,000	6,102,707
T-Mobile USA, Inc., 2.05%, 2/15/2028	9,921,000	9,115,968
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,601,000	8,563,804
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	13,194,870
Vodafone Group PLC, 5.625%, 2/10/2053	19,986,000	19,476,795
		$131,820,265
Tobacco – 1.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$ 12,689,422
B.A.T. Capital Corp., 5.834%, 2/20/2031	8,594,000	8,865,714
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	16,674,000	16,859,570
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,695,625
Philip Morris International, Inc., 5.125%, 2/15/2030	7,490,000	7,582,297
		$51,692,628
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$12,315,000	$ 12,557,350
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	19,070,000	19,939,058
		$32,496,408
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$65,830,000	$ 48,498,195
U.S. Treasury Bonds, 3.875%, 5/15/2043	35,663,000	32,521,591
U.S. Treasury Bonds, 4.375%, 8/15/2043	6,748,000	6,580,618
U.S. Treasury Bonds, 4.75%, 11/15/2043	8,368,000	8,565,433
U.S. Treasury Bonds, 4.5%, 2/15/2044	11,180,000	11,057,719
U.S. Treasury Bonds, 4.625%, 5/15/2044	17,574,000	17,661,870
U.S. Treasury Bonds, 4.125%, 8/15/2044	27,075,000	25,425,117
U.S. Treasury Bonds, 2.875%, 5/15/2052	5,654,600	4,176,894
		$154,487,437
10

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 8.2%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$4,802,000	$ 4,069,684
Adani Transmission Ltd., 4.25%, 5/21/2036	5,180,810	4,488,141
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	14,125,550
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,811,701
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,799,175
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,010,783
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,695,082
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,714,728
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,028,982
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	21,816,000	19,515,344
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	9,260,879
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	12,998,569
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	7,340,000	6,221,100
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,311,672
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,553,811
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	15,527,000	15,860,831
Eversource Energy, 5.5%, 1/01/2034	11,861,000	11,944,287
FirstEnergy Corp., 3.9%, 7/15/2027	16,631,000	16,232,942
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	11,437,188
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	5,912,099
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,747,632
Georgia Power Co., 4.7%, 5/15/2032	9,903,000	9,803,181
Georgia Power Co., 4.95%, 5/17/2033	12,724,000	12,688,926
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,516,281
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	19,367,221
MidAmerican Energy Co., 5.85%, 9/15/2054	15,452,000	16,365,447
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,472,260
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,292,573
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	10,296,230
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	23,623,812
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,889,000	5,202,913
Pacific Gas & Electric Co., 4%, 12/01/2046	11,946,000	9,107,000
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,582,671
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	7,013,044
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	3,194,613
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,750,914
Xcel Energy, Inc., 5.5%, 3/15/2034	17,216,000	17,361,792
		$381,379,058
Total Bonds (Identified Cost, $4,628,618,908)		$4,506,782,283
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $123,316,424)	123,306,032	$ 123,318,363
Other Assets, Less Liabilities – 0.7%		32,100,494
Net Assets – 100.0%		$4,662,201,140
11

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $123,318,363 and $4,506,782,283, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,508,867,095, representing 32.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,356	$154,245,000	December – 2024	$5,765,486
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,053	$124,221,094	December – 2024	$(6,959,847)
U.S. Treasury Note 2 yr	Long	USD	1,368	281,733,187	December – 2024	(2,567,578)
U.S. Treasury Ultra Bond 30 yr	Long	USD	504	63,315,000	December – 2024	(4,331,631)
						$(13,859,056)
At October 31, 2024, the fund had liquid securities with an aggregate value of $6,639,321 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
12

MFS Corporate Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,628,618,908)	$4,506,782,283
Investments in affiliated issuers, at value (identified cost, $123,316,424)	123,318,363
Cash	1,012
Receivables for
Net daily variation margin on open futures contracts	90,836
Investments sold	5,599,577
Fund shares sold	14,758,883
Interest and dividends	52,088,158
Other assets	19,611
Total assets	$4,702,658,723
Liabilities
Payables for
Distributions	$555,594
When-issued investments purchased	33,766,530
Fund shares reacquired	5,052,989
Payable to affiliates
Investment adviser	93,522
Administrative services fee	3,368
Shareholder servicing costs	800,118
Distribution and service fees	26,127
Accrued expenses and other liabilities	159,335
Total liabilities	$40,457,583
Net assets	$4,662,201,140
Net assets consist of
Paid-in capital	$5,450,115,906
Total distributable earnings (loss)	(787,914,766)
Net assets	$4,662,201,140
Shares of beneficial interest outstanding	376,211,497
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,725,261,906	139,109,675	$12.40
Class B	1,169,068	94,429	12.38
Class C	31,591,238	2,555,504	12.36
Class I	1,056,897,982	85,327,716	12.39
Class R1	4,409,984	356,402	12.37
Class R2	11,552,283	931,099	12.41
Class R3	19,606,725	1,580,016	12.41
Class R4	53,984,022	4,350,975	12.41
Class R6	1,757,727,932	141,905,681	12.39
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.95 [100 / 95.75 x $12.40]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

MFS Corporate Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/24 (unaudited) Net investment income (loss)
Income
Interest	$115,552,653
Dividends from affiliated issuers	2,321,361
Other	226,213
Total investment income	$118,100,227
Expenses
Management fee	$8,753,835
Distribution and service fees	2,403,764
Shareholder servicing costs	1,573,993
Administrative services fee	309,906
Independent Trustees' compensation	38,335
Custodian fee	93,673
Shareholder communications	259,538
Audit and tax fees	40,808
Legal fees	11,511
Miscellaneous	173,581
Total expenses	$13,658,944
Fees paid indirectly	(1,983)
Reduction of expenses by investment adviser and distributor	(302,129)
Net expenses	$13,354,832
Net investment income (loss)	$104,745,395
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(26,711,944)
Affiliated issuers	1,966
Futures contracts	5,830,693
Net realized gain (loss)	$(20,879,285)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$182,847,626
Affiliated issuers	2,117
Futures contracts	(6,268,973)
Net unrealized gain (loss)	$176,580,770
Net realized and unrealized gain (loss)	$155,701,485
Change in net assets from operations	$260,446,880
See Notes to Financial Statements
14

MFS Corporate Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24
Change in net assets
From operations
Net investment income (loss)	$104,745,395	$186,438,205
Net realized gain (loss)	(20,879,285)	(268,593,307)
Net unrealized gain (loss)	176,580,770	144,771,478
Change in net assets from operations	$260,446,880	$62,616,376
Total distributions to shareholders	$(104,899,194)	$(187,927,023)
Change in net assets from fund share transactions	$153,984,330	$193,995,534
Total change in net assets	$309,532,016	$68,684,887
Net assets
At beginning of period	4,352,669,124	4,283,984,237
At end of period	$4,662,201,140	$4,352,669,124
See Notes to Financial Statements
15

MFS Corporate Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.97	$12.30	$12.71	$15.09	$14.88	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.50	$0.41	$0.35	$0.37	$0.42
Net realized and unrealized gain (loss)	0.43	(0.32)	(0.40)	(1.92)	0.37	0.96
Total from investment operations	$0.71	$0.18	$0.01	$(1.57)	$0.74	$1.38
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.51)	$(0.41)	$(0.36)	$(0.39)	$(0.43)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.28)	$(0.51)	$(0.42)	$(0.81)	$(0.53)	$(0.43)
Net asset value, end of period (x)	$12.40	$11.97	$12.30	$12.71	$15.09	$14.88
Total return (%) (r)(s)(t)(x)	5.92(n)	1.50	0.20	(11.00)	4.94	10.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.76(a)	0.77	0.77	0.75	0.75	0.77
Net investment income (loss)	4.40(a)	4.19	3.36	2.38	2.42	2.91
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,725,262	$1,663,876	$1,726,630	$1,932,006	$2,328,936	$1,996,170

See Notes to Financial Statements
16

MFS Corporate Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.95	$12.28	$12.68	$15.06	$14.85	$13.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.41	$0.32	$0.24	$0.26	$0.32
Net realized and unrealized gain (loss)	0.43	(0.32)	(0.39)	(1.92)	0.36	0.95
Total from investment operations	$0.66	$0.09	$(0.07)	$(1.68)	$0.62	$1.27
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.42)	$(0.32)	$(0.25)	$(0.27)	$(0.32)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.23)	$(0.42)	$(0.33)	$(0.70)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$12.38	$11.95	$12.28	$12.68	$15.06	$14.85
Total return (%) (r)(s)(t)(x)	5.53(n)	0.74	(0.48)	(11.70)	4.17	9.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.53	1.51	1.52	1.54
Expenses after expense reductions (f)	1.51(a)	1.52	1.52	1.50	1.50	1.53
Net investment income (loss)	3.67(a)	3.40	2.60	1.62	1.70	2.18
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,169	$1,734	$3,585	$6,283	$10,838	$21,384
Class C	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.93	$12.26	$12.67	$15.04	$14.84	$13.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.41	$0.32	$0.24	$0.26	$0.31
Net realized and unrealized gain (loss)	0.43	(0.32)	(0.40)	(1.91)	0.35	0.96
Total from investment operations	$0.66	$0.09	$(0.08)	$(1.67)	$0.61	$1.27
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.42)	$(0.32)	$(0.25)	$(0.27)	$(0.32)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.23)	$(0.42)	$(0.33)	$(0.70)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$12.36	$11.93	$12.26	$12.67	$15.04	$14.84
Total return (%) (r)(s)(t)(x)	5.54(n)	0.73	(0.56)	(11.65)	4.10	9.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.53	1.51	1.51	1.54
Expenses after expense reductions (f)	1.51(a)	1.52	1.52	1.50	1.50	1.53
Net investment income (loss)	3.65(a)	3.43	2.60	1.62	1.68	2.16
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$31,591	$34,108	$42,440	$61,283	$98,956	$143,988

See Notes to Financial Statements
17

MFS Corporate Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.95	$12.29	$12.69	$15.07	$14.87	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.53	$0.44	$0.39	$0.41	$0.46
Net realized and unrealized gain (loss)	0.44	(0.33)	(0.39)	(1.92)	0.36	0.96
Total from investment operations	$0.73	$0.20	$0.05	$(1.53)	$0.77	$1.42
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.54)	$(0.44)	$(0.40)	$(0.43)	$(0.47)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.29)	$(0.54)	$(0.45)	$(0.85)	$(0.57)	$(0.47)
Net asset value, end of period (x)	$12.39	$11.95	$12.29	$12.69	$15.07	$14.87
Total return (%) (r)(s)(t)(x)	6.14(n)	1.67	0.53	(10.79)	5.14	10.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.53	0.51	0.52	0.53
Expenses after expense reductions (f)	0.51(a)	0.52	0.52	0.50	0.50	0.52
Net investment income (loss)	4.64(a)	4.43	3.60	2.62	2.66	3.15
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,056,898	$942,477	$934,582	$1,062,759	$1,573,250	$1,306,407
Class R1	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.28	$12.68	$15.05	$14.85	$13.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.41	$0.32	$0.24	$0.26	$0.31
Net realized and unrealized gain (loss)	0.43	(0.33)	(0.39)	(1.91)	0.35	0.96
Total from investment operations	$0.66	$0.08	$(0.07)	$(1.67)	$0.61	$1.27
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.42)	$(0.32)	$(0.25)	$(0.27)	$(0.32)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.23)	$(0.42)	$(0.33)	$(0.70)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$12.37	$11.94	$12.28	$12.68	$15.05	$14.85
Total return (%) (r)(s)(t)(x)	5.53(n)	0.65	(0.48)	(11.64)	4.10	9.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.53	1.51	1.51	1.54
Expenses after expense reductions (f)	1.51(a)	1.52	1.52	1.50	1.50	1.53
Net investment income (loss)	3.65(a)	3.45	2.61	1.62	1.68	2.16
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$4,410	$4,071	$3,629	$3,922	$5,391	$5,970

See Notes to Financial Statements
18

MFS Corporate Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.97	$12.31	$12.71	$15.09	$14.88	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.47	$0.38	$0.31	$0.34	$0.39
Net realized and unrealized gain (loss)	0.44	(0.33)	(0.39)	(1.91)	0.36	0.95
Total from investment operations	$0.70	$0.14	$(0.01)	$(1.60)	$0.70	$1.34
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.48)	$(0.38)	$(0.33)	$(0.35)	$(0.39)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.26)	$(0.48)	$(0.39)	$(0.78)	$(0.49)	$(0.39)
Net asset value, end of period (x)	$12.41	$11.97	$12.31	$12.71	$15.09	$14.88
Total return (%) (r)(s)(t)(x)	5.87(n)	1.16	0.03	(11.23)	4.68	9.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.03	1.03	1.01	1.02	1.04
Expenses after expense reductions (f)	1.01(a)	1.02	1.02	1.00	1.00	1.03
Net investment income (loss)	4.18(a)	3.93	3.11	2.12	2.18	2.67
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$11,552	$13,963	$17,271	$19,328	$28,348	$31,346
Class R3	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.97	$12.31	$12.71	$15.09	$14.88	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.50	$0.39	$0.35	$0.37	$0.42
Net realized and unrealized gain (loss)	0.44	(0.33)	(0.37)	(1.92)	0.37	0.96
Total from investment operations	$0.72	$0.17	$0.02	$(1.57)	$0.74	$1.38
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.51)	$(0.41)	$(0.36)	$(0.39)	$(0.43)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.28)	$(0.51)	$(0.42)	$(0.81)	$(0.53)	$(0.43)
Net asset value, end of period (x)	$12.41	$11.97	$12.31	$12.71	$15.09	$14.88
Total return (%) (r)(s)(t)(x)	6.00(n)	1.42	0.28	(11.00)	4.94	10.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.76(a)	0.77	0.76	0.75	0.75	0.78
Net investment income (loss)	4.40(a)	4.18	3.17	2.38	2.43	2.91
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$19,607	$19,949	$24,627	$136,630	$162,465	$165,319

See Notes to Financial Statements
19

MFS Corporate Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.97	$12.31	$12.71	$15.09	$14.89	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.53	$0.44	$0.39	$0.41	$0.46
Net realized and unrealized gain (loss)	0.44	(0.33)	(0.39)	(1.92)	0.36	0.97
Total from investment operations	$0.73	$0.20	$0.05	$(1.53)	$0.77	$1.43
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.54)	$(0.44)	$(0.40)	$(0.43)	$(0.47)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.29)	$(0.54)	$(0.45)	$(0.85)	$(0.57)	$(0.47)
Net asset value, end of period (x)	$12.41	$11.97	$12.31	$12.71	$15.09	$14.89
Total return (%) (r)(s)(t)(x)	6.13(n)	1.67	0.53	(10.78)	5.13	10.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.53	0.51	0.52	0.53
Expenses after expense reductions (f)	0.51(a)	0.52	0.52	0.50	0.50	0.52
Net investment income (loss)	4.65(a)	4.44	3.61	2.63	2.67	3.17
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$53,984	$54,316	$53,301	$61,624	$73,890	$63,775
Class R6	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.95	$12.29	$12.69	$15.07	$14.87	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.54	$0.45	$0.40	$0.42	$0.47
Net realized and unrealized gain (loss)	0.44	(0.33)	(0.39)	(1.92)	0.36	0.96
Total from investment operations	$0.74	$0.21	$0.06	$(1.52)	$0.78	$1.43
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.55)	$(0.45)	$(0.41)	$(0.44)	$(0.48)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.30)	$(0.55)	$(0.46)	$(0.86)	$(0.58)	$(0.48)
Net asset value, end of period (x)	$12.39	$11.95	$12.29	$12.69	$15.07	$14.87
Total return (%) (r)(s)(t)(x)	6.19(n)	1.76	0.63	(10.70)	5.23	10.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.43	0.43	0.41	0.42	0.44
Expenses after expense reductions (f)	0.42(a)	0.42	0.42	0.40	0.41	0.43
Net investment income (loss)	4.74(a)	4.54	3.71	2.73	2.76	3.25
Portfolio turnover rate	19(n)	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,757,728	$1,618,176	$1,477,919	$1,614,162	$1,849,423	$1,268,071

See Notes to Financial Statements
20

MFS Corporate Bond Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
22

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$154,487,437	$—	$154,487,437
Non - U.S. Sovereign Debt	—	83,760,472	—	83,760,472
Municipal Bonds	—	31,938,209	—	31,938,209
U.S. Corporate Bonds	—	2,874,057,325	—	2,874,057,325
Residential Mortgage-Backed Securities	—	38,644,190	—	38,644,190
Commercial Mortgage-Backed Securities	—	26,958,154	—	26,958,154
Asset-Backed Securities (including CDOs)	—	83,611,887	—	83,611,887
Foreign Bonds	—	1,213,324,609	—	1,213,324,609
Mutual Funds	123,318,363	—	—	123,318,363
Total	$123,318,363	$4,506,782,283	$—	$4,630,100,646
Other Financial Instruments
Futures Contracts – Assets	$5,765,486	$—	$—	$5,765,486
Futures Contracts – Liabilities	(13,859,056)	—	—	(13,859,056)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
23

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$5,765,486	$(13,859,056)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$5,830,693
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(6,268,973)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
24

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
25

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$187,927,023
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$4,759,555,184
Gross appreciation	65,725,395
Gross depreciation	(195,179,933)
Net unrealized appreciation (depreciation)	$(129,454,538)
As of 4/30/24
Undistributed ordinary income	21,384,366
Capital loss carryforwards	(636,262,064)
Other temporary differences	(17,338,149)
Net unrealized appreciation (depreciation)	(311,246,605)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(102,818,704)
Long-Term	(533,443,360)
Total	$(636,262,064)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
26

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/24	Year ended 4/30/24
Class A	$38,058,366	$70,907,408
Class B	27,709	92,301
Class C	603,219	1,312,809
Class I	23,332,162	41,264,416
Class R1	79,517	130,064
Class R2	267,662	575,106
Class R3	441,939	947,764
Class R4	1,278,737	2,350,203
Class R6	40,809,883	70,346,952
Total	$104,899,194	$187,927,023
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this management fee reduction amounted to $301,374, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,178 for the six months ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
27

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,153,236
Class B	0.75%	0.25%	1.00%	1.00%	7,539
Class C	0.75%	0.25%	1.00%	1.00%	164,273
Class R1	0.75%	0.25%	1.00%	1.00%	21,679
Class R2	0.25%	0.25%	0.50%	0.50%	32,030
Class R3	—	0.25%	0.25%	0.25%	25,007
Total Distribution and Service Fees					$2,403,764
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2024, this rebate amounted to $698, $6, $39, and $12 for Class A, Class B, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2024, were as follows:
Amount
Class A	$19,250
Class B	168
Class C	1,805
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2024, the fee was $163,097, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,410,896.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.0135% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $283 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2024. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
28

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$97
8/19/2024	Redemption	Class I	3	32
8/19/2024	Redemption	Class R1	3	43
8/19/2024	Redemption	Class R2	3	32
8/19/2024	Redemption	Class R3	3	42
8/19/2024	Redemption	Class R4	3	37
(4)  Portfolio Securities
For the six months ended October 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$46,674,379	$90,633,983
Non-U.S. Government securities	899,920,666	730,546,331
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,644,484	$120,327,383	20,355,489	$245,183,532
Class B	2,486	31,433	621	7,434
Class C	327,105	4,080,597	522,435	6,293,541
Class I	18,232,721	227,647,873	34,548,462	416,872,789
Class R1	19,822	246,337	116,118	1,400,732
Class R2	90,444	1,125,249	225,961	2,732,698
Class R3	104,415	1,302,448	535,015	6,477,883
Class R4	290,866	3,634,136	861,022	10,419,848
Class R6	17,973,987	223,428,514	41,078,844	494,696,785
	46,686,330	$581,823,970	98,243,967	$1,184,085,242
Shares issued to shareholders in reinvestment of distributions
Class A	3,013,300	$37,400,260	5,744,442	$69,160,809
Class B	2,220	27,471	6,890	82,703
Class C	45,938	567,945	104,046	1,248,318
Class I	1,751,922	21,726,882	3,098,413	37,260,428
Class R1	6,421	79,514	10,805	129,977
Class R2	21,503	266,630	47,419	571,077
Class R3	35,568	441,726	78,733	947,193
Class R4	102,659	1,274,746	194,852	2,347,176
Class R6	3,203,776	39,728,453	5,664,354	68,122,044
	8,183,307	$101,513,627	14,949,954	$179,869,725
29

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,575,469)	$(156,067,959)	(27,408,823)	$(329,480,958)
Class B	(55,392)	(687,201)	(154,346)	(1,840,334)
Class C	(676,548)	(8,349,360)	(1,227,831)	(14,717,551)
Class I	(13,506,881)	(168,195,606)	(34,849,044)	(415,586,780)
Class R1	(10,744)	(132,951)	(81,673)	(985,258)
Class R2	(347,114)	(4,295,141)	(510,435)	(6,162,013)
Class R3	(225,944)	(2,795,439)	(948,375)	(11,467,386)
Class R4	(579,341)	(7,191,779)	(849,760)	(10,224,655)
Class R6	(14,652,329)	(181,637,831)	(31,632,145)	(379,494,498)
	(42,629,762)	$(529,353,267)	(97,662,432)	$(1,169,959,433)
Net change
Class A	82,315	$1,659,684	(1,308,892)	$(15,136,617)
Class B	(50,686)	(628,297)	(146,835)	(1,750,197)
Class C	(303,505)	(3,700,818)	(601,350)	(7,175,692)
Class I	6,477,762	81,179,149	2,797,831	38,546,437
Class R1	15,499	192,900	45,250	545,451
Class R2	(235,167)	(2,903,262)	(237,055)	(2,858,238)
Class R3	(85,961)	(1,051,265)	(334,627)	(4,042,310)
Class R4	(185,816)	(2,282,897)	206,114	2,542,369
Class R6	6,525,434	81,519,136	15,111,053	183,324,331
	12,239,875	$153,984,330	15,531,489	$193,995,534
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2024, the fund’s commitment fee and interest expense were $11,065 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$125,256,423	$570,380,103	$572,322,246	$1,966	$2,117	$123,318,363

30

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,321,361	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
31

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
32

MFS Corporate Bond Fund
Board Review of Investment Advisory Agreement
MFS Corporate Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
33

MFS Corporate Bond Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
34

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 20, 2024

*  Print name and title of each signing officer under his or her signature.